As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - Earnings Revision - 1 Portfolio

	Shares or
COMMON STOCKS - 95.46%+	Principal Amount	Value

Aerospace & Defense - 2.15%+
Armor Holdings, Inc. (a)^	5,390	$309,009
Triumph Group, Inc. (a)^	7,130	301,955
		610,964
Air Freight & Logistics - 1.28%+
FedEx Corp. ^	3,340	362,991

Beverages - 1.55%+
Brown-Forman Corp. - Class B ^	1,940	148,701
Constellation Brands, Inc. - Class A (a)^	10,140	291,829
		440,530
Capital Markets - 1.74%+
Franklin Resources, Inc. ^	4,670	493,852

Chemicals - 0.99%+
Albemarle Corp. ^	5,160	280,343

Commercial Banks - 5.25%+
Bank of America Corp. ^	8,350	447,309
PNC Financial Services Group ^	7,030	509,253
Wilmington Trust Corp. ^	12,070	537,719
		1,494,281
Commercial Services & Supplies - 5.09%+
Clean Harbors, Inc. ^	6,510	283,510
Jackson Hewitt Tax Service, Inc. ^	6,460	193,865
Manpower, Inc. ^	8,130	498,125
Watson Wyatt & Co. Holdings ^	11,560	473,035
		1,448,535
Communications Equipment - 2.24%+
Comverse Technology, Inc. (a)^	9,790	209,898
Harris Corp. ^	9,580	426,214
		636,112
Computers & Peripherals - 3.50%+
Hewlett-Packard Co. ^	10,200	374,238
International Business Machines Corp. ^	4,740	388,396
QLogic Corp. (a)^	12,260	231,714
		994,348
Construction & Engineering - 0.32%+
Fluor Corp. ^	1,171	90,038

Containers & Packaging - 1.29%+
Pactiv Corp. (a)^	8,020	227,928
Temple-Inland, Inc. ^	3,480	139,548
		367,476
Diversified Financial Services - 0.87%+
GATX Corp. ^	5,970	246,979

Diversified Telecommunication Services - 2.08%+
AT&T, Inc. ^	18,150	590,964

Electrical Equipment - 5.76%+
Ametek, Inc. ^	8,350	363,642
Emerson Electric Co. ^	5,490	460,391
General Cable Corp. ^	8,560	327,078
Genlyte Group, Inc. (a)^	3,570	254,184
Thomas & Betts Corp. (a)^	4,870	232,348
		1,637,643
Electronic Equipment & Instruments - 1.73%+
Benchmark Electronics, Inc. (a)^	8,260	222,029
Itron, Inc. (a)^	4,840	270,072
		492,101
Food & Staples Retailing - 1.08%+
Safeway, Inc. ^	10,150	308,053

Food Products - 4.75%+
Archer-Daniels-Midland Co. ^	6,070	229,932
Hain Celestial Group, Inc. (a)^	14,220	363,463
Hershey Foods Corp. ^	7,950	424,927
Ralcorp Holdings, Inc. (a)^	6,900	332,787
		1,351,109
Health Care Equipment & Supplies - 5.15%+
Arthrocare Corp. (a)^	7,720	361,759
Becton, Dickinson & Co. ^	5,827	411,794
Edwards Lifesciences Corp. (a)^	7,235	337,079
ICU Medical, Inc. (a)^	7,770	353,380
		1,464,012
Health Care Providers & Services - 3.21%+
inVentiv Health, Inc. (a)^	4,790	153,424
Psychiatric Solutions, Inc. (a)^	11,040	376,354
Wellpoint, Inc. (a)^	4,970	382,938
		912,716
Hotels, Restaurants & Leisure - 2.91%+
Jack in the Box, Inc. (a)^	8,440	440,399
Vail Resorts, Inc. (a)^	9,700	388,194
		828,593
Household Products - 2.00%+
Colgate-Palmolive Co. ^	9,150	568,215

Insurance - 3.11%+
Hartford Financial Services Group, Inc. ^	5,000	433,750
WR Berkley Corp. ^	12,757	451,470
		885,220
Internet & Catalog Retail - 3.60%+
Nutri Systems, Inc. (a)^	7,700	479,633
Priceline.com, Inc. (a)^	14,820	545,228
		1,024,861
IT Services - 1.07%+
Paychex, Inc. ^	8,290	305,487

Life Science Tools & Services - 1.33%+
Fisher Scientific International (a)^	4,840	378,682

Machinery - 4.39%+
Gardner Denver, Inc. (a)^	9,400	310,952
Manitowoc Co. ^	8,170	365,934
Oshkosh Truck Corp. ^	4,810	242,761
Parker Hannifin Corp. ^	4,240	329,575
		1,249,222
Media - 1.41%+
Grupo Televisa S.A. ADR ^	18,920	402,239

Metals & Mining - 0.67%+
Peabody Energy Corp. ^	5,200	191,256

Multiline Retail - 3.29%+
Family Dollar Stores, Inc. ^	16,150	472,226
JC Penney Co. Inc. ^	6,790	464,368
		936,594
Multi-Utilities & Unregulated Power - 0.98%+
MDU Resources Group, Inc. ^	12,465	278,468

Pharmaceuticals - 3.87%+
AstraZeneca Plc ADR^	7,040	440,000
Barr Pharmaceuticals, Inc. (a)^	4,270	221,784
Johnson & Johnson ^	6,760	438,994
		1,100,778
Real Estate - 1.20%+
FelCor Lodging Trust, Inc. ^	16,960	340,048

Road & Rail - 1.42%+
Burlington Northern Santa Fe Corp. ^	5,490	403,186

Semiconductor & Semiconductor Equipment - 2.47%+
Altera Corp. (a)^	16,380	301,064
MEMC Electronic Materials, Inc. (a)^	10,960	401,465
		702,529
Software - 2.87%+
Autodesk, Inc. (a)^	3,860	134,251
Hyperion Solutions Corp. (a)^	9,560	329,629
Oracle Corp. (a)^	19,800	351,252
		815,132
Specialty Retail - 6.68%+
AnnTaylor Stores Corp. (a)^	7,250	303,485
The Childrens Place Retail Stores, Inc. (a)^	7,260	464,858
Guess, Inc. (a)^	5,210	252,841
Men's Wearhouse, Inc. ^	11,200	416,752
Office Depot, Inc. (a)^	11,670	463,299
		1,901,235
Textiles, Apparel & Luxury Goods - 1.24%+
Phillips-Van Heusen ^	8,430	352,121

Wireless Telecommunication Services - 0.92%+
America Movil S.A. de CV ADR	6,680	262,992

TOTAL COMMON STOCKS (Cost $23,170,535)		27,149,905
	Shares or
REPURCHASE AGREEMENTS - 2.57%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $734,686 (g)^	$734,890	734,890

TOTAL REPURCHASE AGREEMENTS (Cost $734,890)		734,890

Total Investments (Cost $23,905,426) - 98.03%+		$27,884,795

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - Earnings Revision - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
3M Co.	4,900	$364,658
99 Cents Only Stores (a)	30,690	363,063
Adtran, Inc.	14,920	355,693
Advanced Medical Optics, Inc. (a)	5,970	236,113
AGCO Corp. (a)	8,630	218,770
Amcore Financial, Inc.	7,110	215,362
American Power Conversion Corp.	12,960	284,602
Autozone, Inc. (a)	3,410	352,253
Beckman Coulter, Inc.	5,200	299,312
Biomet, Inc.	9,820	316,106
Borders Group, Inc.	15,080	307,632
BorgWarner, Inc.	3,800	217,246
Boston Scientific Corp. (a)	20,630	305,118
Briggs & Stratton Corp.	4,830	133,066
CA, Inc.	16,990	402,493
Cabot Corp.	8,700	323,640
CACI International, Inc. - Class A (a)	6,070	333,911
Campbell Soup Co.	12,780	466,470
Cardinal Health, Inc.	5,320	349,737
Carlisle Cos, Inc.	2,330	195,953
Carnival Corp. (b)	6,170	290,175
Celgene Corp. (a)	8,140	352,462
Ceradyne, Inc. (a)	2,520	103,547
Chico's FAS, Inc. (a)	15,720	338,452
Choice Hotels International, Inc.	6,640	271,576
ChoicePoint, Inc. (a)	10,590	379,122
Cintas Corp.	10,390	424,224
Clear Channel Communications, Inc.	11,180	322,543
Clorox Co.	6,710	422,730
Commerce Bancorp Inc.	12,130	445,292
Cree, Inc. (a)	15,240	306,476
Deere & Co.	4,620	387,664
Dell, Inc. (a)	23,680	540,851
Electronic Arts, Inc. (a)	8,580	477,734
Expeditors International Washington, Inc.	6,860	305,819
Fannie Mae	6,070	339,374
Fifth Third Bancorp	9,860	375,469
First Data Corp.	11,500	483,000
Fresh Del Monte Produce, Inc. (b)	20,060	348,843
The Gap Inc.	25,300	479,435
Garmin Ltd. (b)	3,210	156,584
Gentex Corp.	18,780	266,864
Graco, Inc.	6,900	269,514
H&R Block, Inc.	11,010	239,357
Hanesbrands, Inc. (a)	3,737	84,120
Heartland Express, Inc.	9,840	154,291
Hexcel Corp. (a)	9,910	140,226
Hot Topic, Inc. (a)	34,790	387,561
Intel Corp.	21,930	451,100
Janus Capital Group, Inc.	10,810	213,173
JetBlue Airways Corp. (a)	20,393	189,043
Lincare Holdings, Inc. (a)	8,870	307,257
MDC Holdings, Inc.	8,050	373,922
Medicis Pharmaceutical	10,500	339,675
Mobile Telesystems - ADR	6,710	253,437
Mohawk Industries, Inc. (a)	3,930	292,589
Molecular Devices Corp. (a)	8,600	159,014
Moody's Corp.	2,400	156,912
Nu Skin Enterprises, Inc.	17,160	300,643
Omnicare, Inc.	8,630	371,867
OSI Restaurant Partners, Inc.	11,530	365,616
Owens-Illinois, Inc. (a)	20,780	320,428
Paccar, Inc.	4,560	260,011
Patterson Cos, Inc. (a)	10,980	369,038
Pier 1 Imports, Inc.	24,500	181,790
Pilgrim's Pride Corp.	8,100	221,535
Plum Creek Timber Co. Inc.	10,060	342,442
Power Integrations, Inc. (a)	9,080	177,968
Procter & Gamble Co.	4,530	280,769
Protective Life Corp.	5,740	262,605
Quiksilver, Inc. (a)	14,030	170,465
Research In Motion Ltd. (a)(b)	2,440	250,490
Rockwell Automation, Inc.	7,510	436,331
Sara Lee Corp.	29,900	480,493
Seagate Technology (b)	11,120	256,761
Sealed Air Corp.	6,360	344,203
Sprint Corp.	19,793	339,450
Station Casinos, Inc.	6,600	381,678
Stryker Corp.	4,140	205,303
Symantec Corp. (a)	12,180	259,190
Syniverse Holdings, Inc. (a)	8,600	129,000
Sysco Corp.	9,410	314,765
Taylor Capital Group, Inc.	10,390	307,025
TCF Financial Corp.	5,200	136,708
Transatlantic Holdings, Inc.	6,210	375,146
United Parcel Service, Inc.	5,100	366,894
Urban Outfitters, Inc. (a)	22,760	402,624
Valassis Communications, Inc. (a)	11,270	198,916
W.W. Grainger, Inc.	4,700	314,994
Wisconsin Energy Corp.	7,160	308,882

TOTAL COMMON STOCK (Proceeds $29,060,315)		27,304,655

TOTAL SECURITIES SOLD SHORT (Proceeds $29,060,315)		$27,304,655

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - International - 1 Portfolio

	Shares or
COMMON STOCKS - 66.14%+	Principal Amount	Value

Accident And Health Insurance - 1.17%+
PartnerRe Ltd. (c)^	3,400	$229,738

Auto Components - 1.11%+
Magna International, Inc. (c)^	3,000	219,090

Automobiles - 0.81%+
Honda Motor Co., Ltd. ADR ^	4,800	161,424

Capital Markets - 0.51%+
Nomura Holdings, Inc. ADR ^	5,800	101,964

Chemicals - 1.10%+
BASF AG ADR ^	2,700	216,270

Commercial Banks - 5.66%+
Bank of Ireland ADR ^	1,500	118,170
HSBC Holdings Plc ADR ^	2,400	219,672
Kookmin Bank ADR ^	3,500	273,105
Mitsubishi Ufj Financial Group, Inc. ADR ^	20,200	258,762
National Australia Bank Ltd. ADR ^	1,800	245,538
		1,115,247

Communications Equipment - 2.77%+
Nice Sys Ltd. ADR (a)^	8,200	226,894
Nokia OYJ ADR ^	16,200	318,978
		545,872
Construction & Engineering - 0.54%+
Chicago Bridge & Iron Co. N.V. (c)^	4,400	105,864

Construction Materials - 0.77%+
CRH Plc ADR ^	4,400	152,416

Diversified Telecommunication Services - 2.79%+
Chunghwa Telecom Company Ltd. ADR ^	6,500	112,515
CIA Anonima Telef De Ven ADR ^	11,100	210,900
Swisscom AG ADR ^	6,800	227,052
		550,467
Electric Utilities - 2.81%+
E ON AG ADR ^	5,400	214,218
Huaneng Power International, Inc. ADR ^	7,900	228,468
Scottish Power Plc ADR ^	2,300	111,688
		554,374
Electronic Equipment & Instruments - 1.88%+
AU Optronics Corp. ADR ^	8,100	115,425
GSI Group Inc. (a)(c)^	3,536	33,062
Optimal Group, Inc. (a)(c)^	18,800	221,088
		369,575
Energy Equipment & Services - 2.68%+
Core Laboratories N.V. (a)(c)	3,300	210,540
Nabors Industries Ltd. (a)(c)	3,200	95,200
Tenaris S.A. ADR	6,300	222,894
		528,634
Food Products - 2.79%+
Groupe Danone ADR	11,200	331,744
Nestle S.A. ADR	2,500	217,313
		549,057
Health Care Equipment & Supplies - 1.42%+
China Med Technologies ADR (a)	12,100	279,994

Household Durables - 0.56%+
Matsushita Electric Industrial Co. Ltd. ADR	5,200	109,876

Independent Power Producers & Energy Traders - 0.09%+
International Power Plc ADR	300	17,805

Industrial Conglomerates - 0.33%+
Tomkins Plc ADR	3,600	64,332

Insurance - 3.40%+
Allianz AG ADR	13,100	227,023
Arch Capital Group Ltd. (c)	1,800	114,282
AXA ADR	2,900	107,039
Axis Capital Holdings Ltd. (c)	3,300	114,477
Everest Re Group Ltd. (c)	1,100	107,283
		670,104
Internet Software & Services - 0.88%+
Cryptologic, Inc. (c)	7,900	174,116

Life Insurance - 0.56%+
IPC Holdings Ltd. (c)	3,600	109,512

Machinery - 4.02%+
Kubota Corp. ADR (a)	6,400	261,696
Metso Corp. ADR	8,500	312,715
SKF AB ADR	14,900	218,054
		792,465
Metals & Mining - 10.38%+
Anglo American Plc ADR	14,700	310,170
Cia de Minas Buenaventura S.A. ADR	10,500	283,500
Corus Group Plc ADR	23,500	341,220
Goldcorp, Inc. (c)	7,900	186,440
Iamgold Corp. (c)	10,500	89,145
Ipsco, Inc. (c)	3,500	303,345
Novamerican Steel, Inc. (a)(c)	3,100	103,540
Rio Tinto Plc ADR	1,700	322,371
Yanzhou Coal Mining Co. Ltd. ADR	3,100	106,221
		2,045,952
Multi-Utilities & Unregulated Power - 0.88%+
Suez S.A. ADR	3,900	172,575

Oil & Gas - 2.66%+
BG Plc ADR	3,300	201,201
ENI SPA ADR	3,750	223,162
Petroleo Brasileiro S.A. ADR	1,200	100,596
		524,959
Oil, Gas & Consumable Fuels - 3.25%+
Nordic American Tanker Shipping (c)	2,700	93,960
Norsk Hydro ADR	12,200	274,622
Tsakos Energy Navigation Ltd. (c)	6,100	272,060
		640,642
Pharmaceuticals - 4.74%+
Aspreva Pharmaceuticals Corp. (a)(c)	4,000	103,800
AstraZeneca Plc ADR	1,700	106,250
Cardiome Pharma Corp. (a)(c)	8,100	93,555
Dr Reddy's Laboratories Ltd. ADR	6,600	104,412
GlaxoSmithKline Plc ADR	5,800	308,734
Shire Pharmaceuticals Plc ADR	4,400	217,316
		934,067
Real Estate - 0.17%+
MI Developments, Inc. (c)	900	32,805

Semiconductor & Semiconductor Equipment - 2.12%+
ASM Lithography Holding N.V. ADR (a)	10,800	251,424
Infineon Technologies AG ADR (a)	8,800	104,104
Siliconware Precision Industries Ltd. ADR	10,512	62,549
		418,077
Software - 1.47%+
NDS Group Plc ADR (a)	3,300	144,969
Shanda Interactive Entertainment Ltd. ADR (a)	9,600	144,000
		288,969
Textiles, Apparel & Luxury Goods - 0.66%+
Gildan Activewear, Inc. (a)(c)	2,700	130,842

Wireless Telecommunication Services - 1.16%+
America Movil S.A. de CV ADR	5,800	228,346

TOTAL COMMON STOCKS (Cost $12,801,066)		13,035,430

PREFERRED STOCKS - 4.50%+

Commercial Banks - 0.86%+
Uniao de Bancos Brasileiros S.A. ADR	2,300	170,200

Diversified Telecommunication Services - 1.19%+
Embratel Participacoes S.A. ADR	7,000	110,880
Telecomunicacoes De Sao Paulo ADR	5,500	122,760
		233,640
Electric Utilities - 1.33%+
Cia. Paranaense Energia ADR	23,300	262,591

Paper & Forest Products - 1.12%+
Aracruz Celulose S.A. ADR	2,100	104,517
Votorantim Celulose e Papel S.A. ADR	6,900	116,886
		221,403

TOTAL PREFERRED STOCKS (Cost $826,952)		887,834

	Shares or
REPURCHASE AGREEMENTS - 38.77%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $7,639,632 (g)^	$7,641,755	7,641,755

TOTAL REPURCHASE AGREEMENTS (Cost $7,641,755)		7,641,755

Total Investments (Cost $21,269,773) - 109.41%+		$21,565,019

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - International - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
ABN AMRO Holding N.V. ADR	8,000	$233,760
Agrium, Inc. (b)	8,300	224,017
Alcan, Inc. (b)	5,500	219,285
Amcor Ltd. ADR	11,100	244,422
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,900	113,337
Banco Santander Chile ADR	4,700	212,675
Bayer AG ADR	4,300	219,085
BCE, Inc. (b)	4,200	113,778
Business Objects S.A. ADR (a)	5,700	194,313
Cadbury Schweppes Plc ADR	10,300	440,531
Canadian National Railway Co. (b)	4,900	205,506
Canadian Natural Resources Ltd. (b)	2,300	104,834
Central European Media Enterprise (a)(b)	3,900	261,495
Check Point Software Technologies (a)(b)	7,600	144,780
Cia Vale do Rio Doce ADR	5,100	109,956
CNH Global N.V. (b)	9,600	222,816
Coca-Cola Femsa S.A. de CV ADR	10,200	318,954
Credicorp Ltd. (b)	1,300	54,574
Credit Suisse Group ADR	3,700	214,415
Deutsche Telekom AG ADR	20,400	323,748
Enbridge, Inc. (b)	6,600	213,048
Etablissements Delhaize Freres ADR	1,300	108,810
Flextronics International Ltd. (a)(b)	8,400	106,176
Fomento Economico Mexicano S.A. de CV ADR	3,100	300,514
France Telecom ADR	14,500	337,995
Given Imaging Ltd. (a)(b)	8,000	152,720
Harmony Gold Mining Co., Ltd. ADR (a)	8,000	103,440
ICICI Bank Ltd. ADR	3,800	116,698
Imperial Chemical Industries Plc ADR	7,400	221,482
Intertape Polymer Group, Inc. (a)(b)	10,100	77,770
Koninklijke Ahold N.V. - ADR (a)	10,900	115,431
Korea Electric Power Corp. ADR	10,800	211,140
Lions Gate Entertainment Corp. (a)(b)	30,900	309,309
Marvell Technology Group Ltd. (a)(b)	5,700	110,409
Mettler Toledo International, Inc. (a)	1,100	72,765
Nissan Motor Co. Ltd. ADR	7,600	170,696
Novelis, Inc. (b)	4,000	102,360
O2Micro International Ltd. ADR (a)	10,700	73,937
Philippine Long Distance Telephone ADR	1,600	69,696
Repsol YPF S.A. ADR	11,100	330,011
Sappi Ltd. ADR	23,500	299,155
Seagate Technology (b)	9,400	217,046
SK Telecom Co., Ltd. ADR	12,900	304,827
Sun Life Financial, Inc. (b)	5,100	209,457
Talisman Energy, Inc. (b)	11,700	191,646
Tele Norte Leste Participacoes S.A. ADR	16,900	231,699
Telecom Corp. of New Zealand Ltd. ADR	14,200	318,506
Telecom Italia SPA ADR	6,600	186,978
Telus Corp. (b)	4,800	268,656
Thomson ADR	5,600	87,976
Thomson Corp. (b)	8,400	338,520
Tom Online, Inc. ADR (a)	3,700	44,474
Toyota Motor Corp. ADR	1,300	141,570
Tyco International Ltd. (b)	4,000	111,960
Unilever Plc ADR	13,700	339,897
UTI Worldwide, Inc. (b)	8,900	248,933
Veolia Environnement ADR	3,750	226,425
Vodafone Group Plc ADR	20,462	467,761
WPP Group Plc ADR	3,800	234,574

TOTAL COMMON STOCK (Proceeds $11,601,892)		11,950,748

TOTAL SECURITIES SOLD SHORT (Proceeds $11,601,892)		$11,950,748

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
September 30, 2006
UFT - Convertible Bond Arbitrage - 1 Portfolio

	Shares or
	Principal Amount	Value

CONVERTIBLE BONDS (e)(f) - 117.94%+

Aerospace & Defense - 3.57%+
L-3 Communications Holdings, Inc., (Acquired 08/01/2005, Cost $763,590)
3.000%, due 08/01/2035 (b)(e)^	750,000	$763,125

Airlines - 3.12%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	750,000	666,563

Biotechnology - 6.39%+
Charles River Laboratories International, Inc., (Acquired 08/16/2006, Cost $765,958)
2.250%, due 06/15/2013 (b)^	750,000	809,062
Protein Design Labs, Inc., 2.750%, due 08/16/2023 (e)^	500,000	558,125
		1,367,187
Commercial Services & Supplies - 2.34%+
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	500,000	500,000

Communications - 3.87%+
Liberty Media Corp., 3.500%, due 01/15/2031 (e)^	750,000	827,813

Communications Equipment - 2.10%+
Ciena Corp., 0.250%, due 05/01/2013 ^	500,000	450,000

Computers & Peripherals - 3.34%+
Sandisk Corp., 1.000%, due 05/15/2013 ^	750,000	714,375

Construction & Engineering - 3.63%+
Quanta Services, Inc., (Acquired 04/27/2006, Cost $741,563)
3.750%, due 04/30/2026 (b)(e)^	750,000	777,188

Diversified Telecommunication Services - 6.60%+
Broadwing Corp., (Acquired 05/10/2006, Cost $512,361)
3.125%, due 05/15/2026 (b)(e)^	500,000	521,875
Level 3 Communications, Inc., 10.000%, due 05/01/2011 (e)^	500,000	890,000
		1,411,875
Electronic Equipment & Instruments - 6.59%+
Coherent, Inc., (Acquired 03/10/2006, Cost $526,561)
2.750%, due 03/01/2011 (b)^	500,000	563,125
Itron, Inc., 2.500%, due 08/01/2026 (e)^	750,000	846,562
		1,409,687
Energy Equipment & Services - 6.65%+
Cameron International Corp., (Acquired 05/23/2006 and 05/30/2006, Cost $749,973)
2.500%, due 06/15/2026 (b)(e)^	750,000	778,125
Grey Wolf, Inc., 5.322%, due 04/01/2024 (e)^	500,000	644,550
		1,422,675
Food & Staples Retailing - 2.68%+
Wild Oats Markets, Inc., 3.250%, due 05/15/2034 (e)^	500,000	572,500

Health Care Equipment & Supplies - 12.96%+
American Medical Systems Holdings Convertible, 3.250%, due 07/01/2036 (e)^	500,000	583,750
Cytyc Corp., 2.250%, due 03/15/2024 (e)^	750,000	753,750
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	750,000	764,062
Greatbatch, Inc., 2.250%, due 06/15/2013 (e)	750,000	670,313
		2,771,875
Health Care Providers & Services - 5.85%+
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	500,000	618,750
PSS World Medical, Inc., 2.250%, due 03/15/2024 (e)	500,000	633,125
		1,251,875
Hotels, Restaurants & Leisure - 2.79%+
Scientific Games Corp., 0.750%, due 12/01/2024 (e)	500,000	596,250

Household Products - 3.14%+
Church & Dwight, Inc., 5.250%, due 08/15/2033 (e)	500,000	671,875

IT Services - 2.25%+
Euronet Worldwide, Inc., 3.500%, due 10/15/2025 (e)	500,000	480,625

Machinery - 2.24%+
Trinity Industries, Inc., 3.875%, due 06/01/2036 (e)	500,000	480,000

Media - 2.76%+
Lamar Advertising Co., 2.875%, due 12/31/2010	500,000	591,250

Metals & Mining - 3.26%+
Coeur d'Alene Mines Corp., 1.250%, due 01/15/2024 (e)	750,000	697,500

Oil, Gas & Consumable Fuels - 5.84%+
Chesapeake Energy Corp., (Acquired 12/01/2005 and 01/19/2006, Cost $792,330)
2.750%, due 11/15/2035 (b)(e)	750,000	766,875
OMI Corp., 2.875%, due 12/01/2024 (e)(c)	500,000	483,125
		1,250,000
Road & Rail - 2.63%+
Yellow Roadway Corp., 3.375%, due 11/25/2023 (e)	500,000	563,125

Semiconductor & Semiconductor Equipment - 3.57%+
PMC-Sierra, Inc.
2.250%, due 10/15/2025 (e)	250,000	254,375
2.250%, due 10/15/2025 (Acquired 12/02/2005, Cost $578,673) (b)(e)	500,000	508,750
		763,125
Semiconductor Equipment & Products - 3.04%+
Conexant Systems, Inc., (Acquired 03/02/2006 and 04/05/2006, Cost $759,877)
4.000%, due 03/01/2026 (b)(e)	750,000	649,687

Software - 12.75%+
Mentor Graphics Corp., 6.250%, due 03/01/2026 (e)	750,000	864,375
Open Solutions, Inc., 1.467%, due 02/02/2035 (e)	1,500,000	945,000
Symantec Corp., (Acquired 08/16/2006, Cost $811,608)
1.000%, due 06/15/2013 (b)	750,000	918,750
		2,728,125
Specialty Retail - 3.98%+
Dicks Sporting Goods, Inc., 1.606%, due 02/18/2024 (e)	1,000,000	851,250

TOTAL CONVERTIBLE BONDS (Cost $24,708,963)		25,229,550
	Shares or
REPURCHASE AGREEMENTS - 3.47%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $745,809 (g)^	$746,016	746,016

TOTAL REPURCHASE AGREEMENTS (Cost $746,016)		746,016

Total Investments (Cost $25,454,979) - 121.41%+		$25,975,566

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Convertible Bond Arbitrage - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCK
American Medical Systems Holdings, Inc. (a)	17,700	$326,211
Broadwing Corp. (a)	17,000	214,540
Cameron International Corp. (a)	6,000	289,860
Charles River Laboratories International, Inc. (a)	11,500	499,215
Chesapeake Energy Corp.	14,700	426,006
Church & Dwight, Inc.	13,900	543,629
Ciena Corp. (a)	8,142	221,869
Coeur d'Alene Mines Corp. (a)	57,200	269,412
Coherent, Inc. (a)	8,200	284,212
Conexant Systems, Inc. (a)	60,000	120,000
Cytyc Corp. (a)	12,600	308,448
Dick's Sporting Goods, Inc. (a)	12,000	546,240
Edwards Lifesciences Corp. (a)	5,600	260,904
Euronet Worldwide, Inc. (a)	7,500	184,125
Greatbatch, Inc. (a)	9,000	203,580
Grey Wolf, Inc. (a)	75,000	501,000
Henry Schein, Inc. (a)	8,200	411,148
Itron, Inc. (a)	7,000	390,600
JetBlue Airways Corp. (a)	25,400	235,458
L-3 Communications Holdings, Inc.	3,000	234,990
Lamar Advertising Co. (a)	7,400	395,234
Level 3 Communications, Inc. (a)	110,000	588,500
Mentor Graphics Corp. (a)	25,500	359,040
Motorola, Inc.	15,000	375,000
OMI Corp. (b)	8,000	173,680
Open Solutions, Inc. (a)	18,000	518,580
PDL Biopharma, Inc. (a)	18,100	347,520
PMC-Sierra, Inc. (a)	53,000	314,820
PSS World Medical, Inc. (a)	22,000	439,780
Quanta Services, Inc. (a)	21,500	362,490
SanDisk Corp. (a)	5,500	294,470
Scientific Games Corp. - Class A (a)	13,400	426,120
Symantec Corp. (a)	30,000	638,400
Trinity Industries, Inc.	7,000	225,190
Waste Connections, Inc. (a)	5,200	197,132
Wild Oats Markets, Inc. (a)	23,000	371,910
YRC Worldwide, Inc. (a)	8,000	296,320

TOTAL COMMON STOCK (Proceeds $12,928,095)		12,795,633

TOTAL SECURITIES SOLD SHORT (Proceeds $12,928,095)		$12,795,633

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - Deep Discount Value - 1 Portfolio

	Shares or
COMMON STOCKS - 86.45%+	Principal Amount	Value

Accident And Health Insurance - 2.19%+
PartnerRe Ltd. (c) ^	8,000	$540,560

Airlines - 2.81%+
Southwest Airlines Co. ^	41,500	691,390

Automobiles - 0.03%+
Fleetwood Enterprises, Inc. (a)^	1,000	6,730

Biotechnology - 4.10%+
Amgen, Inc. (a)^	7,500	536,475
Spectrum Pharmaceuticals, Inc. (a)^	90,550	474,482
		1,010,957
Building Products - 1.54%+
Apogee Enterprises, Inc.	25,000	380,250

Capital Markets - 4.29%+
Ameriprise Financial, Inc.	17,700	830,130
TD Ameritrade Holding Corp.	12,000	226,200
		1,056,330
Commercial Services & Supplies - 7.25%+
Pitney Bowes, Inc.	13,500	598,995
Portfolio Recovery Associates, Inc. (a)	15,500	679,985
Teamstaff, Inc. (a)	400,414	508,526
		1,787,506
Consumer Finance - 1.44%+
Capital One Financial Corp.	4,500	353,970

Containers & Packaging - 2.55%+
Sealed Air Corp.	11,600	627,792

Distributors - 0.63%+
Grand Toys International Ltd. Hong Kong ADR (a)	187,279	155,442

Diversified Financial Services - 1.74%+
Encore Capital Group, Inc. (a)	33,000	428,340

Electronic Equipment & Instruments - 1.79%+
Agilent Technologies, Inc. (a)	3,000	98,070
Electronic Control Security, Inc. (a)	745,696	343,020
		441,090
Energy Equipment & Services - 2.92%+
Halliburton Co.	13,000	369,850
Tetra Technologies, Inc. (a)	14,500	350,320
		720,170
Food & Staples Retailing - 1.92%+
Casey's General Stores, Inc. (a)	21,300	474,351

Health Care Equipment & Supplies - 3.01%+
Dade Behring Holdings, Inc.	10,500	421,680
Photomedex, Inc. (a)	196,187	319,785
		741,465
Health Care Providers & Services - 5.37%+
Amicas, Inc. (a)	185,091	551,571
inVentiv Health, Inc. (a)	16,475	527,694
Radiologix, Inc. (a)	61,200	244,800
		1,324,065
Health Care Technology - 2.16%+
Systems Xcellence, Inc. (a)(c)	32,450	533,154

Household Durables - 4.37%+
Newell Rubbermaid, Inc.	22,600	640,032
Tarragon Corp.	42,000	437,220
		1,077,252
Insurance - 5.17%+
Endurance Specialty Holdings Ltd. (c)	15,000	528,900
Everest RE Group Ltd. (c)	6,500	633,945
Penn Treaty American Corp. (a)	15,000	110,100
		1,272,945
Internet & Catalog Retail - 2.01%+
Hollywood Media Corp. (a)	126,574	494,904

IT Services - 0.34%+
First Data Corp.	2,000	84,000

Machinery - 3.84%+
Kaydon Corp.	11,400	422,028
Pall Corp.	17,000	523,770
		945,798
Media - 1.65%+
NTL Inc.	16,000	406,880

Metals & Mining - 1.17%+
United States Steel Corp.	5,000	288,400

Multiline Retail - 5.43%+
Dollar General Corp.	48,200	656,966
Dollar Tree Stores, Inc. (a)	22,000	681,120
		1,338,086
Oil & Gas - 1.01%+
Canadian Superior Energy, Inc. (a)(c)	127,658	247,657

Pharmaceuticals - 5.77%+
Abbott Laboratories	8,400	407,904
Bradley Pharmaceuticals, Inc. (a)	13,400	213,328
Sanofi-Aventis ADR	18,000	800,460
		1,421,692
Refuse Systems - 1.85%+
American Ecology Corp.	23,100	455,994

Software - 2.60%+
Omtool Ltd. (a)	120,283	437,830
Sonic Foundry, Inc. (a)	86,600	201,778
		639,608
Specialty Retail - 0.80%+
Jennifer Convertibles, Inc. (a)	32,100	197,736

Steel Works, Blast Furnaces (including Coke Ovens), And Rolling - 0.99%+
Mittal Steel Co. N.V. ADR	7,000	243,180

Thrifts & Mortgage Finance - 3.71%+
Kearny Financial Corp.	60,240	914,443

TOTAL COMMON STOCKS (Cost $21,401,489)		21,302,137

PURCHASED OPTIONS - 0.55%+	Contracts	Value
Beckman Coulter, Inc.
Expiration: November, 2006, Exercise Price: $45.000	50	64,250
Deere Co.
Expiration: October, 2006, Exercise Price: $85.000	18	3,690
Deere Co.
Expiration: October, 2006, Exercise Price: $90.000	17	935
Eastman Kodak Co.
Expiration: October, 2006, Exercise Price: $22.500	70	5,600
Eastman Kodak Co.
Expiration: November, 2006, Exercise Price: $25.000	40	1,400
Ethan Allen Interior
Expiration: October, 2006, Exercise Price: $40.000	60	450
Masco Corp.
Expiration: October, 2006, Exercise Price: $30.000	100	1,000
National City Corp.
Expiration: October, 2006, Exercise Price: $37.500	110	1,650
S&P 500 Index (SPX)
Expiration: October, 2006, Exercise Price: $1,310.000	20	10,000
S&P 500 Index (SXY)
Expiration: November, 2006, Exercise Price: $1,340.000	22	45,100
Washington Mutual, Inc.
Expiration: October, 2006, Exercise Price: $45.000	60	1,200

TOTAL PURCHASED OPTIONS (Cost $156,968)		135,275

	Shares or
REPURCHASE AGREEMENTS - 11.85%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $2,919,604 (g)^	$2,920,415	2,920,415

TOTAL REPURCHASE AGREEMENTS (Cost $2,920,415)		2,920,415

Total Investments (Cost $24,478,872) - 98.85%+		$24,357,827

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - Deep Discount Value - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
Bally Total Fitness Holding Corp. (a)	31,000	$46,810
Bankunited Financial Corp.	6,000	156,420
Barnes & Noble, Inc.	3,700	140,378
ChevronTexaco Corp.	1,500	97,290
Deere & Co.	3,500	293,685
Devon Energy Corp.	600	37,890
Eastman Kodak Co.	11,000	246,400
Elan Corp. Plc ADR (a)	18,000	276,840
Ethan Allen Interiors, Inc.	1,200	41,592
General Growth Properties, Inc.	10,000	476,500
The Goodyear Tire & Rubber Co. (a)	10,000	145,000
KB Home	4,000	175,200
Lennar Corp.	5,200	235,300
Masco Corp.	10,000	274,200
National City Corp.	8,000	292,800
New Century Financial Corp.	1,500	58,965
PF Chang's China Bistro, Inc. (a)	9,000	312,390
RadioShack Corp.	26,000	501,800
Toll Brothers, Inc. (a)	8,000	224,640
TXU Corp.	3,000	187,560
Washington Mutual, Inc.	6,000	260,820
Whole Foods Market, Inc.	2,000	118,860

TOTAL COMMON STOCK (Proceeds $4,551,036)		4,601,340

EXCHANGE TRADED FUNDS
Ishares Trust - Russel 2000	1,000	72,000
Oil Services Holders Trust	100	12,983
SPDR Trust Series 1	3,500	467,530

TOTAL EXCHANGE TRADED FUNDS (Proceeds $545,397)		552,513

TOTAL SECURITIES SOLD SHORT (Proceeds $5,096,433)		$5,153,853

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
September 30, 2006
UFT - Long/Short Equity - Deep Discount Value - 1 Portfolio

	Contracts	Value

CALL OPTIONS
Agilent Technologies, Inc.
Expiration: November, 2006, Exercise Price: $35.00	30	$1,950
TD Ameritrade Holding Corp.
Expiration: October, 2006, Exercise Price: $17.50	25	3,875
TD Ameritrade Holding Corp.
Expiration: October, 2006, Exercise Price: $20.00	11	220
Bradley Pharmaceuticals, Inc.
Expiration: October, 2006, Exercise Price: $15.00	140	16,450
Beckman Coulter, Inc.
Expiration: October, 2006, Exercise Price: $55.00	50	14,875
Capital One Financial
Expiration: October, 2006, Exercise Price: $75.00	50	27,500
Elan Corp. Plc.
Expiration: October, 2006, Exercise Price: $15.00	100	10,000
Elan Corp. Plc.
Expiration: October, 2006, Exercise Price: $17.50	150	2,250
General Motors
Expiration: October, 2006, Exercise Price: $32.50	50	8,750
General Motors
Expiration: October, 2006, Exercise Price: $35.00	100	6,500
IPSCO, Inc.
Expiration: October, 2006, Exercise Price: $90.00	50	8,375
KB Home
Expiration: October, 2006, Exercise Price: $45.00	40	5,200
KB Home
Expiration: October, 2006, Exercise Price: $50.00	50	1,500
Mittal Steel Co. N.V.
Expiration: October, 2006, Exercise Price: $32.50	50	12,750
Mittal Steel Co. N.V.
Expiration: October, 2006, Exercise Price: $35.00	70	5,950
New Century Financial Corp.
Expiration: November, 2006, Exercise Price: $45.00	50	2,250
NTL Inc.
Expiration: October, 2006, Exercise Price: $27.50	20	800
NTL Inc.
Expiration: October, 2006, Exercise Price: $30.00	50	375
PF Chang's China Bistro, Inc.
Expiration: October, 2006, Exercise Price: $40.00	50	500
CBOE Russell 2000 Index (RUT)
Expiration: October, 2006, Exercise Price: $740.00	10	7,500
CBOE Russell 2000 Index (RUT)
Expiration: October, 2006, Exercise Price: $760.00	15	3,000
CBOE Russell 2000 Index (RUY)
Expiration: October, 2006, Exercise Price: $750.00	50	21,500
Starbucks Corp.
Expiration: October, 2006, Exercise Price: $32.50	30	6,000
Standard Pacific Corp.
Expiration: October, 2006, Exercise Price: $25.00	50	2,250
Teva Pharmaceutical Industries, Ltd.
Expiration: October, 2006, Exercise Price: $37.50	50	500
Toll Brothers Inc.
Expiration: October, 2006, Exercise Price: $30.00	90	4,500
Toll Brothers Inc.
Expiration: October, 2006, Exercise Price: $27.50	50	6,750
inVentiv Health, Inc.
Expiration: October, 2006, Exercise Price: $32.50	180	13,950
inVentiv Health, Inc.
Expiration: November, 2006, Exercise Price: $35.00	250	16,250
United States Steel
Expiration: October, 2006, Exercise Price: $65.00	50	2,000

TOTAL CALL OPTIONS (Premiums received $254,432)		214,270

PUT OPTIONS
Agilent Technologies, Inc.
Expiration: October, 2006, Exercise Price: $30.00	130	$1,625
Agilent Technologies, Inc.
Expiration: November, 2006, Exercise Price: $30.00	100	5,500
Agilent Technologies, Inc.
Expiration: November, 2006, Exercise Price: $32.50	100	13,250
Alcoa, Inc.
Expiration: November, 2006, Exercise Price: $27.50	50	4,500
Dade Behring Holdings, Inc.
Expiration: October, 2006, Exercise Price: $35.00	160	1,600
Dade Behring Holdings, Inc.
Expiration: October, 2006, Exercise Price: $40.00	300	28,500
Elan Corp. Plc.
Expiration: October, 2006, Exercise Price: $15.00	150	7,500
First Data Corp.
Expiration: October, 2006, Exercise Price: $40.00	200	8,500
First Data Corp.
Expiration: October, 2006, Exercise Price: $42.50	50	7,750
Hillenbrand Industries, Inc.
Expiration: October, 2006, Exercise Price: $55.00	130	3,250
IPSCO, Inc.
Expiration: October, 2006, Exercise Price: $85.00	110	20,900
IPSCO, Inc.
Expiration: November, 2006, Exercise Price: $80.00	200	42,000
Lennar Corp.
Expiration: October, 2006, Exercise Price: $40.00	40	600
Mittal Steel Co. N.V.
Expiration: October, 2006, Exercise Price: $30.00	61	305
NTL Inc.
Expiration: October, 2006, Exercise Price: $25.00	200	13,500
Oil Services Holders Trust
Expiration: October, 2006, Exercise Price: $120.00	30	3,300
Oil Services Holders Trust
Expiration: October, 2006, Exercise Price: $125.00	20	4,400
CBOE Russell 2000 Index (RUY)
Expiration: October, 2006, Exercise Price: $660.00	10	1,200
CBOE Russell 2000 Index (RUY)
Expiration: October, 2006, Exercise Price: $670.00	10	1,850
Standard Pacific Corp.
Expiration: October, 2006, Exercise Price: $20.00	50	625
United States Steel
Expiration: October, 2006, Exercise Price: $55.00	200	22,600
United States Steel
Expiration: November, 2006, Exercise Price: $50.00	50	6,000
United States Steel
Expiration: November, 2006, Exercise Price: $55.00	50	12,125
United States Steel
Expiration: November, 2006, Exercise Price: $60.00	50	14,300

TOTAL PUT OPTIONS (Premiums received $364,059)		225,680

TOTAL OPTIONS WRITTEN (Premiums received $618,491)		$439,950

Schedule of Investments
September 30, 2006
UFT - Distressed Securities & Special Situations - 1 Portfolio

	Shares or
COMMON STOCKS - 54.77%+	Principal Amount	Value

Airlines - 2.21%+
Ace Aviation Holdings, Inc. (a)(c)	21,124	$653,138
Hawaiian Holdings, Inc. (a)	110,796	460,911
Pinnacle Airlines Corp. (a)	9,750	72,248
		1,186,297
Auto Components - 0.73%+
Dana Corp.	76,700	79,768
Intermet Corp. (a)	25,708	154,248
Wagon (c)	40,205	153,001
		387,017
Biotechnology - 0.39%+
Lab International, Inc. (a)(c)	23,950	18,856
Seracare Life Sciences, Inc. (a)	32,210	186,818
		205,674
Building Products - 0.51%+
USG Corp. (a)	5,850	275,184

Coal - 0.10% +
Lexington Coal (a)	103,996	53,038

Commercial Services & Supplies - 0.20%+
Integrated Alarm Services Group, Inc. (a)	20,451	79,759
TRM Corp. (a)	13,330	29,726
		109,485
Construction & Engineering - 6.27%+
Washington Group International, Inc.	57,222	3,368,087

Construction Materials - 6.07%+
Oglebay Norton Co. (a)	163,033	3,260,660

Diversified Telecommunication Services - 2.22%+
IDT Corp. (a)	44,018	634,739
Verizon Communications, Inc.	14,977	556,096
		1,190,835
Electrical Apparatus And Equipment - 2.47%+
Smith & Wesson Holding Corp. (a)	95,700	1,328,316

Electronic Equipment & Instruments - 0.72%+
Taser International, Inc. (a)	50,300	385,298

Food Products - 2.35%+
Coolbrands Intl, Inc. (a)(c)	15,000	8,857
Imperial Sugar Co.	16,979	528,386
Interstate Bakeries (a)	204,890	594,181
John B. Sanfilippo & Son (a)	12,900	131,580
		1,263,004
Health Care Equipment & Supplies - 0.32%+
Bausch & Lomb, Inc.	3,434	172,146

Health Care Providers & Services - 0.40%+
Magellan Health Services, Inc. (a)	5,098	217,175

Hotels Restaurants & Leisure - 4.71%+
Bally Total Fitness Holding Corp. (a)	25,600	38,656
Krispy Kreme Doughnuts, Inc. (a)	242,737	1,966,170
Lone Star Steakhouse & Saloon	14,800	410,996
Sunterra Corp. (a)	10,000	113,300
		2,529,122
Household Durables - 0.29%+
Foamex International, Inc. (a)	22,530	87,191
Natuzzi S.P.A. ADR (a)	9,750	70,590
		157,781
Independent Power Producers & Energy Traders - 3.22%+
Mirant Corp. (a)	63,248	1,727,303

Insurance - 0.33%+
Loews Corp.	4,670	176,993

Internet Software & Services - 0.17%+
Openwave Systems, Inc. (a)	9,750	91,260

IT Services - 0.31%+
First Data Corp.	3,900	163,800

Leisure Equipment & Products - 0.38%+
Aruze Corp. (c)	10,840	201,888

Life Sciences Tools & Services - 0.90%+
Pharmanet Dev Group, Inc. (a)	24,760	481,087

Media - 0.76%+
Aeroplan Income Fund (c)	4,200	56,363
Genius Products, Inc. (a)	90,290	167,036
NTL Inc.	7,264	184,724
		408,123
Metals & Mining - 9.89%+
Algoma Steel, Inc. (c)	120,670	3,379,967
Atlas Mining Co. (a)	11,250	22,050
Grupo Mexico S.A. de CV (c)	270,880	847,085
Haynes International, Inc. (a)	13,095	510,705
Ormet Corp. (a)	2,993	481,944
Wheeling-Pittsburgh Corp. (a)	4,000	68,440
		5,310,191
Multiline Retail - 1.70%+
Sears Holdings Corp. (a)	5,775	912,970

Oil & Gas - 1.06%+
Petroleum Development Corp. (a)	14,211	566,877

Oil, Gas & Consumable Fuels - 1.99%+
International Coal Group, Inc. (a)	253,336	1,069,078

Petroleum Refining And Related Industries - 0.27%+
Texas Petrochemicals, Inc. (a)	5,400	143,100

Pharmaceuticals - 0.52%+
Merck & Co., Inc.	6,721	281,610

Poultry Slaughtering And Processing - 0.74%+
Gold Kist, Inc. (a)	19,033	396,648

Specialty Retail - 1.57%+
Blockbuster, Inc.	126,371	485,265
Footstar, Inc. (a)	69,561	358,239
		843,504
Telecommunications - 0.01% +
Nextwave Tax Escrow Certificate (a)	7,300	5,840

Tobacco - 0.85%+
Altria Group, Inc.	5,947	455,243

Transportation Equipment - 0.14%+
Force Protection, Inc. (a)	9,000	75,330

Transportation Infrastructure - 0.00%+
Sea Containers Ltd. (a)(c)	1,400	1,638

TOTAL COMMON STOCKS (Cost $25,961,654)		29,401,602

PREFERRED STOCKS - 0.86%+

Consumer Finance - 0.86%+
General Motors Acceptance Corp.	19,800	464,112

TOTAL PREFERRED STOCKS (Cost $423,401)		464,112

WARRANTS - 0.06%+

Ampam Warrants	374	0
Stone Arcade Acquisition (a)	39,000	32,370

TOTAL WARRANTS (Cost $22,113)		32,370

CONVERTIBLE BONDS (f) - 3.47%+

Airlines - 0.67%+
Pinnacle Airlines Corp., 3.250%, due 02/15/2025 (e)	390,000	363,187

Biotechnology - 1.13%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	608,750

Energy Equipment & Services - 0.26%+
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (Default Effective 03/15/2001) (d)(e)	1,500,000	138,750

Insurance Carriers - 1.41%+
Scottish Annuity & Life Holdings, 4.500%, due 12/01/2022 (e)	776,000	754,660

TOTAL CONVERTIBLE BONDS (Cost $1,686,021)		1,865,347

CONVERTIBLE PREFERRED STOCKS (f) - 0.94%+

Automobiles - 0.92%+
General Motors Corp.	20,000	494,800

Construction Materials - 0.02%+
Oglebay Norton Convertible Preferred (a)	286	9,009

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $487,748)		503,809

CORPORATE BONDS - 34.67%+

Airlines - 0.31%+
Northwest Airlines Corp., 10.000%, due 02/01/2009 (Default Effective 09/15/2005) (d)	300,000	161,250

Aluminum Sheet, Plate, And Foil - 0.32%+
Ormet Corp., (Acquired 05/19/2006, Cost $115,433)
11.000%, due 08/15/2008 (Default Effective 08/15/2004) (b)(d)(e)	1,378,000	124,020
Kaiser Aluminum Escrow, 9.875%, due 02/15/2053	299,000	46,451
		170,471
Auto Components - 2.67%+
Dana Corp., 6.500%, due 03/15/2008 (Defaulted 03/03/2006) (d)	300,000	210,000
Dana Corp., 7.000%, due 03/01/2029 (Defaulted 03/03/2006) (d)	390,000	260,325
Delco Remy International, Inc., 9.374%, due 04/15/2009 (e)	390,000	376,350
Delco Remy International, Inc., 11.000%, due 05/01/2009 (e)	500,000	240,000
Delphi Corp., 7.125%, due 05/01/2029 (Defaulted 10/10/2005) (d)	100,000	84,500
Exide Technologies, 10.500%, due 03/15/2013 (Acquired 03/23/2006, Cost $225,051) (b)(e)	299,745	262,277
		1,433,452
Banking - 0.96%+
Armstrong Bank Debt, 0.000%, due 03/29/2050	687,145	412,287
Werner Term Loan, 0.000%, due 03/29/2050	68,266	56,320
Winstar Dip Benk Debt, 0.000%, due 03/29/2050	31,386	44,882
		513,489
Building Products - 7.47%+
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008
(Default Effective 10/15/1003) (a)(d)(e)	3,366,000	714,938
Armstrong World Industries, Inc., 6.350%, due 08/15/2003 (Default Effective 12/6/2000) (a)(d)	1,000,000	645,000
Armstrong World Industries, Inc., 7.450%, due 05/15/2029
(Default Effective 11/15/03) (a)(d)	956,000	616,620
Owens Corning, 7.500%, due 05/01/2005 (Default effective 11/01/2004) (a)(d)	1,608,000	828,120
Owens Corning, 7.700%, due 05/01/2008 (Default effective 10/31/2002) (a)(d)	485,000	252,200
Owens Corning, 7.000%, due 03/15/2009 (Default effective 3/15/2005) (a)(d)	322,000	162,610
Owens Corning, 7.500%, due 08/01/2018 (Default effective 8/01/2000) (a)(d)	1,143,000	585,788
Owens Corning, 8.875%, due 06/01/2002 (Default effective 10/05/2000) (a)(d)	243,000	206,246
		4,011,522
Chemicals - 1.53%+
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	845,000	819,650

Communications - 1.16%+
Primus Telecommunications GP, 8.000%, due 01/15/2014 (e)	1,000,000	625,000

Consumer Finance - 0.82%+
Ford Motor Credit Co., 4.950%, due 01/15/2008	450,000	437,595

Containers & Packaging - 0.36%+
Tekni-Plex, Inc.. 8.750%, due 11/15/2013 (Acquired 07/11/2006, Cost $185,000) (b)(c)(e)	195,000	192,563

Food & Staples Retailing - 0.31%+
Winn Dixie Stores, Inc., 8.875%, due 04/01/2008 (Defauted Effective 02/21/2005) (d)(e)	254,000	167,640

Food And Kindred Products - 0.60%+
Merisant Co., 9.500%, due 07/15/2013 (e)	500,000	320,000

Forestry - 1.53%+
Inland Fiber Group LLC, 9.625%, due 11/15/2007 (Default effective 05/15/2005) (a)(d)(e)	1,328,000	823,360

Health Services - 1.71%+
Insight Health Services Corp., 9.875%, due 11/01/2011 (e)	540,000	184,950
Insight Health Services Corp., 10.621%, due 11/01/2011 (e)	865,000	732,006
		916,956

Heavy Construction - 1.25%+
Morrison Knudsen, 11.000%, due 07/01/2010	12,774,000	670,635

Home Furniture, Furnishings, And Equipment Stores - 0.00%+
Levitz Home Furnishings Escrow, 12.500%, due 11/01/2011	508,000	2,591

Independent Power Producers & Energy Traders - 2.11%+
Calpine Corp., (Acquired 01/05/2006, Cost $221,045)
8.500%, due 07/15/2010 (Default effective 01/01/2005) (a)(b)(d)(e)	257,000	258,606
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	780,000	386,100
Calpine Corp., (Acquired 01/03/2006 - 01/05/2006, Cost $408,050),
8.750%, due 07/15/2013 (Default effective 01/01/2005) (a)(b)(d)(e)	483,000	486,623
		1,131,329
Industrial And Commercial Machinery And Computer Equipment - 0.86%+
Ames True Temper, Inc., 9.374%, due 01/15/2012 (e)	374,000	375,870
Ames True Temper, Inc., 10.000%, due 07/15/2012 (e)	100,000	85,750
		461,620

Measuring, Analyzing, And Controlling Instruments- 1.32%+
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)	720,000	711,000

Media - 1.06%+
Adelphia Communications Corp., 10.250%, due 11/01/2006 (Default effective 06/25/2002) (a)(d)	500,000	306,250
Adelphia Communications Corp., 10.250%, due 06/15/2011 (Default effective 05/17/2002) (a)(d)	402,000	260,295
		566,545
Metals & Mining - 0.88%+
Doe Run Resources Corp., 11.750%, due 11/01/2008 (e)	500,000	475,000

Miscellaneous Retail Stores, Not Elsewhere Classified - 0.55%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (Default effective 02/01/2006) (a)(d)	1,211,000	296,695

Oil, Gas & Consumable Fuels - 0.52%+
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	292,500	280,800

Personal Credit Institutions - 0.40%+
Block Financial Corp., 8.500%, due 04/15/2007	209,800	212,826

Personal Products - 0.88%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	500,000	471,250

Printing, Publishing, And Allied Industries - 0.64%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	500,000	345,000

Short-term Business Credit Institutions - 0.95%+
Charter Communications Holdings II LLC, 10.250%, due 09/15/2010 (e)	500,000	510,000

Specialty Retail - 1.52%+
Movie Gallery, Inc., 11.000%, due 05/01/2012 (e)	1,275,000	816,000

Tobacco - 1.46%+
Alliance One International, Inc., 11.000%, due 05/15/2012 (e)	347,000	353,940
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	500,000	432,500
		786,440
Transportation Equipment - 0.01%+
Dura Operating Corp.,9.000%, due 05/01/2009 (e)	150,000	6,375

Transportation Infrastructure - 0.51%+
Sea Containers Ltd., 10.750%, due 10/15/2006 (e)	100,000	80,000
Sea Containers Ltd., 10.500%, due 05/15/2012 (e)	250,000	193,125
		273,125

TOTAL CORPORATE BONDS (Cost $19,513,106)		18,610,179

ASSET BACKED SECURITIES - 0.56%+

Delta Air Lines, 8.270%, due 09/23/2007 (Default Effective 09/15/2005) (d)	164,567	128,363
United AirLines, Inc., 7.762%, due 10/01/2005 (Default Effective 10/01/2004) (d)	201,126	169,951

TOTAL ASSET BACKED SECURITIES (Cost $227,710)		298,314

MORTGAGE BACKED SECURITIES - 0.40%+

Delta Air Lines, 10.500%, due 04/30/2016 (Default Effective 09/15/2005) (d)	311,652	215,040

TOTAL MORTGAGE BACKED SECURITIES (Cost $149,389)		215,040

	Contracts
PURCHASED OPTIONS - 0.42%+
Apple Computer, Inc.
Expiration: January, 2007, Exercise Price: $75.000	182	154,700
H & R Block, Inc.
Expiration: April, 2007, Exercise Price: $20.000	80	7,200
iShares Rusell 200 Index Fund
Expiration: November, 2006, Exercise Price: $65.000	110	3,850
iShares Rusell 200 Index Fund
Expiration: November, 2006, Exercise Price: $70.000	100	14,750
iShares Rusell 200 Index Fund
Expiration: November, 2006, Exercise Price: $73.000	181	44,345

TOTAL PURCHASED OPTIONS (Cost $187,209)		224,845

	Shares or
REPURCHASE AGREEMENTS - 16.32%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $8,761,511 (g)^	8,763,945	8,763,945

TOTAL REPURCHASE AGREEMENTS (Cost $8,763,945)		8,763,945

MUNICIPAL BONDS - 0.31%+

Lewis & Clark County, 5.600%, due 01/01/2027	156,000	167,017

TOTAL MUNICIPAL BONDS (Cost $145,495)		167,017

Total Investments (Cost $57,567,791) - 112.78%+		$60,546,580

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Distressed Securities & Special Situations - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
Applied Extrusion Technologies , Inc. Class A (a)	1,714	$13,283
Applied Extrusion Technologies , Inc. Class B (a)	35	175
Armstrong Holdings, Inc. (a)	400	66
Brookfield Homes Corp.	33,800	951,808
Congoleum Corp. (a)	356	684
Delphi Corp. (a)	28,389	45,422
Kraft Foods, Inc.	1,858	66,256
Owens Corning (a)	168,895	140,183
Pope & Talbot, Inc. (a)	48,000	276,000
Progressive Gaming International Corp. (a)	20,010	164,082
Sea Containers Ltd. (c)	84,086	98,381
Southern Copper Corp.	10,000	925,000
Western Union Co. (a)	5,850	111,911
Wynn Resorts Ltd. (a)	2,520	171,385

TOTAL COMMON STOCK (Proceeds $3,860,712)		2,964,636

CORPORATE BONDS
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003
(Default effective 02/01/2002) (c)(d)	1,157,000	124,377
Refco Finance Holdings, 9.00%, due 08/01/2012 (Default effective 10/18/2005) (c)(d)	407,000	334,758
Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,043)
12.000%, due 03/15/2012 (d)(e)	817	797

TOTAL CORPORATE BONDS (Proceeds $423,953)		459,932

EXCHANGE TRADED FUNDS
Amex Energy Select SPDR	8,550	457,425
iShares Lehman 20+ Year Treasury Bond Fund	4,655	416,110
iShares MSCI Mexico Index Fund	5,170	223,396

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,097,040)		1,096,931

FOREIGN CURRENCY CONTRACTS
Canadian Dollars	46,839	41,905
Japanese Yen	25,491,299	215,799
Mexican Pesos	4,261,323	387,604

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $646,428)		645,309

TOTAL SECURITIES SOLD SHORT (Proceeds $6,028,133)		$5,166,807

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
September 30, 2006
UFT - Distressed Securities & Special Situations - 1 Portfolio

	Contracts	Value

CALL OPTIONS
Smith & Wesson Holding Corp.
Expiration: October 2006, Exercise Price: $15.00	242	$12,100
USG Corp.
Expiration: October 2006, Exercise Price: $50.00	19	1,425
Wheeling-Pittsburgh Corp.
Expiration: October 2006, Exercise Price: $17.50	41	2,972

TOTAL CALL OPTIONS (Premiums received $17,432)		16,497

PUT OPTIONS
Apple Computer, Inc.
Expiration: January 2007, Exercise Price: $52.50	182	9,555

TOTAL PUT OPTIONS (Premiums received $55,872)		9,555

TOTAL OPTIONS WRITTEN (Premiums received $73,304)		$26,052

Schedule of Investments
September 30, 2006
UFT - Merger Arbitrage - 1 Portfolio

	Shares or
COMMON STOCKS - 113.86%+	Principal Amount	Value

Advertising Services - 1.41%+
Pagesjaunes Groupe S.A. (a)(b)	5,500	$156,224
Stanley Leisure PLD (b)	10,000	161,303
		317,527
Aerospace & Defense - 2.55%+
Herley Industries, Inc. (a)	6,000	74,280
Honeywell International, Inc.	5,000	204,500
Kaman Corp.	8,500	153,085
Sequa Corp. (a)	1,500	140,790
		572,655
Auto Components - 0.24%+
Dana Corp.	13,000	13,520
Midas, Inc. (a)	2,000	41,360
		54,880
Beverages - 0.14%+
Sleeman Breweries Ltd. (a)(c)	2,000	31,223

Building Products - 0.30%+
Griffon Corp. (a)	2,000	47,740
Jacuzzi Brands, Inc. (a)	2,000	19,980
		67,720
Capital Markets - 1.04%+
Ameriprise Financial Inc.	1,000	46,900
BKF Capital Group, Inc.	3,000	11,700
SWS Group, Inc.	7,000	174,230
		232,830
Chemicals - 3.93%+
Ashland, Inc.	3,000	191,340
Bairnco Corp.	5,000	60,000
Ferro Corp.	7,000	124,460
Hercules, Inc. (a)	6,000	94,620
Huntsman Corp. (a)	2,000	36,400
MacDermid, Inc.	5,500	179,410
Sensient Technologies Corp.	10,000	195,700
		881,930
Commercial Banks - 0.31%+
North Fork Bancorporation, Inc.	2,000	57,280
Republic Bancorp Inc.	1,000	13,330
		70,610
Commercial Services & Supplies - 3.66%+
Adesa, Inc.	2,400	55,464
Aramark Corp.	14,000	460,040
H&R Block, Inc.	1,000	21,740
RR Donnelley & Sons Co.	1,000	32,960
School Specialty, Inc. (a)	1,000	35,290
West Corp. (a)	4,500	217,350
		822,844
Communications Equipment - 1.12%+
Andrew Corp. (a)	5,000	46,150
Belden CDT, Inc.	1,000	38,230
FalconStor Software, Inc. (a)	3,500	26,915
Lucent Technologies, Inc. (a)	16,000	37,440
Stratos International, Inc. (a)	15,000	103,800
		252,535
Computers & Peripherals - 0.29%+
Intergraph Corp. (a)	1,500	64,320

Consumer Finance - 0.87%+
American Express Co.	3,500	196,280

Containers & Packaging - 0.12%+
Longview Fibre Co.	1,359	27,615

Diversified Financial Services - 0.37%+
GATX Corp.	2,000	82,740

Diversified Telecommunication Services - 2.70%+
Commonwealth Telephone Enterprises, Inc.	1,400	57,722
Embarq Corp.	800	38,696
Hector Communications Corp.	1,000	36,070
Portugal Telecom SGPS S.A. (c)	16,000	199,845
Sprint Corp.	16,000	274,400
		606,733
Electric Utilities - 2.60%+
DPL, Inc.	2,000	54,240
Duquesne Light Holdings, Inc.	11,000	216,260
Endesa S.A. (c)	1,000	42,543
Endesa S.A. ADR	4,000	170,400
NSTAR	3,000	100,080
		583,523
Electrical Equipment - 2.38%+
Cooper Industries Ltd. (c)	1,000	85,220
Intermagnetics General Corp. (a)	11,000	297,550
SL Inds, Inc. (a)	3,000	57,600
Thomas & Betts Corp. (a)	2,000	95,420
		535,790
Electronic Equipment & Instruments - 4.12%+
Excel Technology, Inc. (a)	10,000	295,900
Metrologic Instruments, Inc. (a)	2,000	36,320
Symbol Technologies, Inc.	40,000	594,400
		926,620
Energy Equipment & Services - 6.08%+
Maverick Tube Corp. (a)	7,000	453,810
NS Group, Inc. (a)	8,000	516,400
Veritas DGC, Inc. (a)	6,000	394,920
		1,365,130
Food & Staples Retailing - 1.45%+
BJ's Wholesale Club, Inc. (a)	500	14,590
Supervalu, Inc.	6,000	177,900
The Topps Co Inc.	15,000	134,400
		326,890
Food Products - 5.20%+
Cadbury Schweppes Plc. ADR	2,000	85,540
Campbell Soup Co.	2,000	73,000
Delta & Pine Land Co.	9,000	364,500
Groupe Danone ADR	7,000	207,340
HJ Heinz Co.	4,000	167,720
Premium Standard Farms, Inc.	8,000	152,400
Tootsie Roll Industries, Inc.	4,000	117,240
		1,167,740
Gas Utilities - 3.21%+
Cascade Natural Gas Corp.	2,500	65,225
KeySpan Corp.	12,000	493,680
Peoples Energy Corp.	4,000	162,600
		721,505
Health Care Equipment & Supplies - 1.56%+
Biomet, Inc.	2,000	64,380
Biosite, Inc. (a)	1,500	69,345
Conmed Corp. (a)	3,500	73,885
DJ Orthopedics, Inc. (a)	1,000	41,530
Encore Medical Corp. (a)	1,000	6,300
Kensey Nash Corp. (a)	2,000	58,540
Osteotech, Inc. (a)	1,000	4,090
Regeneration Technologies, Inc. (a)	4,500	31,590
		349,660
Health Care Providers & Services - 2.68%+
Alderwoods Group, Inc. (a)	12,500	247,875
Amicas, Inc. (a)	15,000	44,700
Andrx Corp. (a)	3,000	73,290
HCA, Inc.	1,000	49,890
IMS Health, Inc.	7,000	186,480
		602,235
Hotels, Restaurants & Leisure - 4.08%+
Aztar Corp. (a)	7,000	371,070
Churchill Downs, Inc.	6,000	252,360
Dover Motorsports, Inc.	17,000	92,140
Intrawest Corp. (c)	200	6,908
Ladbrokes Plc. (a)(b)	15,294	111,393
Lone Star Steakhouse & Saloon	3,000	83,310
		917,181
Household Durables - 0.41%+
Nobility Homes, Inc.	2,000	53,620
Skyline Corp.	1,000	38,210
		91,830
Industrial Conglomerates - 2.49%+
Tyco International Ltd. (c)	20,000	559,800

Insurance - 0.22%+
CNA Surety Corp. (a)	2,500	50,500

Internet & Catalog Retail - 0.06%+
IAC Interactivecorp	500	14,380

IT Services - 0.22%+
Computer Sciences Corp. (a)	1,000	49,120

Life Science Tools & Services - 0.18%+
Thermo Electron Corp. (a)	1,000	39,330

Machinery - 3.70%+
Flowserve Corp. (a)	2,000	101,180
ITT Industries, Inc.	6,000	307,620
Navistar International Corp. (a)	6,000	154,920
Sig Holding A.G. (b)(c)	200	57,739
Tennant Co.	6,000	146,040
Watts Water Technologies, Inc.	2,000	63,520
		831,019
Media - 12.68%+
Advo, Inc.	2,000	55,960
Cablevision Systems Corp.	14,000	317,940
CBS Corp.	4,500	126,990
Discovery Holding Co. (a)	2,000	28,920
Dow Jones & Co, Inc.	3,500	117,390
EchoStar Communications Corp. (a)	4,000	130,960
Emmis Communications Corp. (a)	2,000	24,500
Fisher Communications, Inc. (a)	2,500	103,875
Ion Media Networks, Inc. (a)	19,000	15,390
Liberty Media Holding Corp. (a)	3,000	250,710
Lin TV Corp. (a)	10,000	77,800
McClatchy Co.	2,523	106,445
Media General, Inc.	1,500	56,580
Salem Communications Corp.	5,000	56,550
Shaw Communications, Inc. ADR	1,000	30,020
Tribune Co.	10,000	327,200
Triple Crown Media, Inc. (a)	500	3,640
Univision Communications, Inc. (a)	20,000	686,800
Viacom Inc. (a)	5,000	186,500
Warner Music Group Corp.	4,500	116,775
Young Broadcasting, Inc. (a)	12,000	27,600
		2,848,545
Metals & Mining - 4.62%+
Aleris International, Inc. (a)	1,500	75,810
Barrick Gold Corp. (c)	6,000	184,320
Inco Ltd. (c)	6,500	495,755
Inco Ltd. (b)	2,500	190,584
Novagold Resources, Inc. (a)(b)	3,000	46,566
WHX Corp. (a)	5,000	45,000
		1,038,035
Multi-Utilities - 1.76%+
Northwestern Corp.	9,000	314,820
NRG Energy, Inc. (a)	1,800	81,540
Suez (a)(b)(c)	3,200	41
		396,401
Oil & Gas - 9.21%+
Anadarko Petroleum Corp.	1,000	43,830
ChevronTexaco Corp.	1,500	97,290
Energy Partners, Ltd. (a)	6,000	147,900
Giant Industries, Inc. (a)	8,000	649,600
Kinder Morgan, Inc.	7,500	786,375
Pioneer Natural Resources Co.	500	19,560
Stone Energy Corp. (a)	8,000	323,840
		2,068,395
Oil, Gas & Consumable Fuels - 0.61%+
James River Coal Co. (a)	13,000	137,150

Personal Products - 1.13%+
Alberto-Culver Co.	5,000	252,950

Pharmaceuticals - 0.55%+
Allergan, Inc.	468	52,702
Anormed, Inc. (a)	1,000	12,650
Schwarz Pharma A.G. (b)(c)	500	58,045
		123,397
Poultry Slaughtering And Processing - 1.86%+
Gold Kist, Inc. (a)	20,000	416,800

Real Estate - 5.07%+
Glenborough Realty Trust, Inc.	4,500	115,785
Heritage Property Investment Trust	2,000	72,920
Pan Pacific Retail Properties, Inc.	4,000	277,680
Reckson Associates Realty Corp.	1,000	42,800
Sizeler Property Investors	13,000	195,390
Trizec Properties, Inc.	15,000	433,650
		1,138,225
Semiconductor & Semiconductor Equipment - 1.02%+
Freescale Semiconductor, Inc. (a)	6,000	228,300

Software - 11.48%+
Borland Software Corp. (a)	6,500	37,245
File Net Corp. (a)	33,000	1,149,390
GSE Systems, Inc. (a)	283	1,019
Hummingbird, Inc. (a)(c)	4,000	111,320
Internet Security Systems (a)	2,000	55,520
Mercury Interactive Corp. (a)	2,000	103,060
MRO Software, Inc. (a)	16,000	410,720
The Reynolds & Reynolds Co.	18,000	711,180
		2,579,454
Specialty Retail - 0.86%+
CSK Auto Corp. (a)	4,000	56,400
Michaels Stores, Inc.	1,000	43,540
Petco Animal Supplies, Inc. (a)	2,500	71,600
Pier 1 Imports, Inc.	3,000	22,260
		193,800
Thrifts & Mortgage Finance - 0.67%+
Flushing Financial Corp.	2,000	35,000
Golden West Financial Corp.	1,500	115,875
		150,875
Wireless Telecommunication Services - 2.65%+
Centennial Communications Corp.	3,000	15,990
Millicom International Cellular S.A. (a)(c)	2,000	81,840
Price Communications Corp. (a)	1,000	19,300
United States Cellular Corp. (a)	8,000	477,600
		594,730

TOTAL COMMON STOCKS (Cost $25,241,628)		25,581,752
	Shares or
REPURCHASE AGREEMENTS - 8.78%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $1,971,857 (g)^	$1,972,405	1,972,405

TOTAL REPURCHASE AGREEMENTS (Cost $1,972,405)		1,972,405

FOREIGN CURRENCY - 1.60%+
British Pounds	$358,938	358,938

TOTAL FOREIGN CURRENCY (Cost $361,805)		358,938

Total Investments (Cost $27,575,838) - 122.24%+		$27,913,095

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Merger Arbitrage - 1 Portfolio

	Shares or
	Principal Amount	Value

EUROPEAN MONETARY UNITS
European Monetary Unit (EU)	37	$47

TOTAL EUROPEAN MONETARY UNITS (Proceeds $47)		47

TOTAL SECURITIES SOLD SHORT (Proceeds $47)		$47

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - Global - 1 Portfolio

	Shares or
COMMON STOCKS - 92.07% +	Principal Amount	Value

Beverages - 3.64%+
Hite Brewery Co. (c)	3,600	$445,126

Capital Markets - 1.74%+
COL Capital (c)	227,800	87,721
Samsung Securities Co. (c)	2,200	125,083
		212,804
Chemicals - 0.11%+
China Bluechemical Ltd. (a)	53,000	12,926

Commercial Banks - 5.31%+
Kookmin Bank (c)	3,400	268,048
Hana Financial Holdings (a)	2,800	128,127
China Merchants Bank (a)	30,000	42,281
Siam City Bank, PCL (c)	380,000	200,293
Siam Commercial Bank (c)	6,500	10,382
		649,131
Consumer Finance - 1.61%+
Kiatnakin Bank (c)	255,000	196,859

Diversified Financial Services - 7.41%+
Guoco Group (c)	71,000	906,336

Diversified Telecommunication Services - 3.14%+
China Telecom Corp. Ltd. (c)	820,000	296,817
PT Indosat Tbk ADR	3,200	87,232
		384,049
Electric Utilities - 7.38%+
Datang International Power Generation Co. Ltd. (c)	238,400	179,015
Huadian Power International Co. (c)	323,800	91,853
Huaneng Power International, Inc. ADR	3,000	86,760
Korea Electic Power (c)	14,000	545,205
		902,833
Electronic Equipment & Instruments - 4.05%+
Delta Electronics Thai - Foreign (c)	400,000	184,214
Delta Electronics Thai - NVDR (c)	310,000	147,717
Varitronix International (c)	253,000	163,998
		495,929
Health Care Equipment & Supplies - 5.27%+
Golden Meditech Co. Ltd. (a)(c)	2,551,000	645,064

Hotels Restaurants & Leisure - 0.01%+
BIL International (c)	2,000	1,826

Household Durables - 4.73%+
Land & Houses (c)	3,000,000	578,996

Investment Companies - 1.99%+
Aberdeen Asia Pacific Income Fund	40,300	243,815

Machinery - 0.36%+
King Slide Works Co. Ltd. (a)	8,400	43,653

Media - 0.35%+
BEC World Pcl - Foreign (c)	93,200	42,177
BEC World Public Co. Ltd. - NVDR (a)(c)	2,600	1,177
		43,354
Oil & Gas - 2.11%+
Petro-Canada (c)	5,500	221,815
PrimeWest Energy Trust (c)	1,500	36,960
		258,775
Oil, Gas & Consumable Fuels - 7.04%+
Baytex Energy Trust (c)	7,000	146,370
Harvest Energy Trust (c)	20,700	562,005
Provident Energy Trust (c)	13,000	152,750
		861,125
Real Estate - 19.15%+
Fortune Real Estate Investment Trust (c)	23,000	17,418
LPN Development	1,666,400	217,366
Shui On Land Ltd. (a)	100,000	68,672
Suntec REIT	228,000	212,460
United Overseas Land Ltd. (c)	386,000	850,622
Wharf Holdings Ltd. (c)	285,000	976,748
		2,343,286
Semiconductor & Semiconductor Equipment - 3.20%+
MEMC Electronic Materials, Inc. (a)	10,700	391,941

Tobacco - 5.17%+
KT&G Corp. (c)	10,400	631,968

Transportation Infrastructure - 8.30%+
Macquarie International Infrastructure Fund Ltd.	572,000	342,138
Macquarie Infrastructure Co. Trust	21,600	673,488
		1,015,626

TOTAL COMMON STOCKS (Cost $11,082,675)		11,265,422

WARRANTS - 9.08%+

CG Hinduja Tmt Warrant	12,000	142,170
CG Rolat India Warrant	210,000	968,987

TOTAL WARRANTS (Cost $1,131,020)		1,111,157

CURRENCY CONTRACTS - 7.29%+
Australian Dollars	611	455
Canadian Dollars	46,799	41,869
Danish Krone	74	12
European Monetary Unit	266	337
Hong Kong Dollars	540,606	69,392
Japanese Yen	1,021	8
Norwegian Kroner	431	66
South Korean Won	31,110,565	32,878
Swiss Francs	57	45
Taiwan Dollars	16,456,234	497,205
Thailand Baht	9,361,410	249,206

TOTAL CURRENCY CONTRACTS (Cost $894,964)		891,473

	Shares or
REPURCHASE AGREEMENTS - 20.60%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $2,519,019 (g)^	$2,519,719	2,519,719

TOTAL REPURCHASE AGREEMENTS (Cost $2,519,719)		2,519,719

Total Investments (Cost $15,628,378) - 129.04%+		$15,787,771

ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - Global - 1 Portfolio

	Shares or
	Principal Amount	Value

FOREIGN CURRENCY CONTRACTS
British Pounds	102	$192
South Korean Won	55	0
Singapore Dollars	5	3
Thailand Baht	3,839	102

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $2,614)		297

		$297

ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.

Schedule of Investments
September 30, 2006
UFT Long/Short Equity - Healthcare Biotech - 1 Portfolio

	Shares or
COMMON STOCKS - 98.99%+	Principal Amount	Value

Biotechnology - 39.28%+
Acadia Pharmaceuticals, Inc. (a)^	23,900	$206,496
Amgen, Inc. (a)^	2,800	200,284
Amylin Pharmaceuticals, Inc. (a)^	4,500	198,315
Arena Pharmaceuticals, Inc. (a)^	16,800	201,264
Ariad Pharmaceuticals, Inc. (a)^	44,700	194,892
Atherogenics, Inc. (a)^	15,300	201,501
Celgene Corp. (a)^	4,800	207,840
CV Therapeutics, Inc. (a)^	19,500	217,230
Gilead Sciences, Inc. (a)^	3,000	206,100
Isis Pharmaceuticals, Inc. (a)^	28,100	201,758
Keryx Biopharmaceuticals, Inc. (a)^	16,300	192,829
Myogen, Inc. (a)^	5,800	203,464
Myriad Genetics, Inc. (a)^	8,300	204,595
Panacos Pharmaceuticals, Inc. (a)^	41,700	206,832
Regeneron Pharmaceuticals, Inc. (a)^	13,000	203,970
Sirna Therapeutics, Inc. (a)^	35,100	195,507
Sonus Pharmaceuticals, Inc. (a)^	42,600	199,794
Vertex Pharmaceuticals, Inc. (a)^	6,300	211,995
Zymogenetics, Inc. (a)^	11,800	199,066
		3,853,732
Health Care Equipment & Supplies - 22.69%+
Baxter International, Inc. ^	4,400	200,024
C.R. Bard, Inc. ^	2,700	202,500
Dexcom, Inc. (a)^	18,700	208,131
Gen-Probe, Inc. (a)^	4,200	196,938
Hologic, Inc. (a)^	4,800	208,896
Hospira, Inc. (a)^	5,300	202,831
Inverness Medical Innovations, Inc. (a)^	5,900	205,084
Medtronic, Inc. ^	4,300	199,692
Respironics, Inc. (a)^	5,300	204,633
St Jude Medical, Inc. (a)^	5,700	201,153
Zimmer Holdings, Inc. (a)^	2,900	195,750
		2,225,632
Health Care Providers & Services - 2.01%+
Cardinal Health, Inc. ^	3,000	197,220

Pharmaceuticals - 35.01%+
Abbott Laboratories ^	4,200	203,952
Advancis Pharmaceutical Corp. (a)^	32,500	194,350
Allergan, Inc. ^	1,800	202,698
Aspreva Pharmaceuticals Corp. (a)(c)^	7,200	186,840
AstraZeneca Plc. ADR^	3,200	200,000
Avanir Pharmaceuticals (a)^	31,900	220,748
Collagenex Pharmaceuticals, Inc. (a)^	15,100	196,149
Eli Lilly & Co. ^	3,500	199,500
Genzyme Corp. (a)^	3,000	202,410
GlaxoSmithKline Plc ADR	3,700	196,951
Johnson & Johnson	3,100	201,314
Merck & Co., Inc.	4,800	201,120
Novartis A.G. ADR	3,400	198,696
Roche Holding A.G. - Genusschein	1,200	210,403
Schering Plough Corporation	9,200	203,228
Sepracor, Inc. (a)	4,300	208,292
Xenoport, Inc. (a)	10,200	207,774
		3,434,425

TOTAL COMMON STOCKS (Cost $9,704,699)		9,711,009
	Shares or
REPURCHASE AGREEMENTS - 7.09%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $696,634 (g)^	$696,828	696,828

TOTAL REPURCHASE AGREEMENTS (Cost $696,828)		696,828

Total Investments (Cost $10,401,527) - 106.08%+		$10,407,837

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT Long/Short Equity - Healthcare Biotech - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
Abraxis Bioscience, Inc. (a)	8,600	$238,908
Adams Respiratory Therapeutics (a)	4,400	160,996
Adolor Corp. (a)	8,400	116,508
Albany Molecular Research, Inc. (a)	5,400	50,544
Alexion Pharmaceuticals, Inc. (a)	4,400	149,512
Alkermes, Inc. (a)	11,800	187,030
Alnylam Pharmaceuticals, Inc. (a)	4,400	63,404
Angiotech Pharmaceuticals, Inc. (a)(b)	5,800	50,866
Array Biopharma, Inc. (a)	3,500	29,820
Axcan Pharma, Inc. (a)(b)	9,500	129,770
Barrier Therapeutics, Inc. (a)	3,700	23,902
BioCryst Pharmaceuticals, Inc. (a)	3,800	47,386
Bioenvision, Inc. (a)	5,300	29,203
Biogen Idec, Inc. (a)	4,700	209,996
BioMarin Pharmaceuticals, Inc. (a)	13,800	196,374
Biosite, Inc. (a)	2,400	110,952
BioVeris Corp. (a)	3,700	34,743
Cardiome Pharmaceutical Corp. (a)(b)	7,700	88,935
Cerus Corp. (a)	3,600	19,980
Columbia Labs, Inc. (a)	6,400	22,144
Connetics Corp. (a)	6,500	70,850
Cotherix, Inc. (a)	4,100	28,946
Crucell N.V. ADR (a)	2,100	49,980
Cubist Pharmaceuticals, Inc. (a)	8,500	184,790
Cypress Bioscience, Inc. (a)	4,900	35,770
Cytokinetics, Inc. (a)	4,800	30,864
Dendreon Corp. (a)	9,600	42,912
Depomed, Inc. (a)	4,900	19,992
Digene Corp. (a)	4,400	189,860
Diversa Corp. (a)	6,400	51,328
Draxis Health, Inc. (a)(b)	5,000	21,900
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	211,575
Enzon Pharmaceuticals, Inc. (a)	7,500	61,875
Exelixis, Inc. (a)	14,800	128,908
Flamel Technologies ADR (a)	3,500	65,625
Genomic Health, Inc. (a)	3,400	49,164
Geron Corp. (a)	11,100	69,597
GTX, Inc. (a)	4,300	39,732
Harvard Bioscience, Inc. (a)	3,300	14,850
Hi-tech Pharmacal, Inc. (a)	1,600	20,224
Human Genome Sciences, Inc. (a)	9,400	108,476
ICOS Corp. (a)	3,900	97,734
Illumina, Inc. (a)	5,600	185,024
Incyte Corp. (a)	12,800	54,144
Indevus Pharmaceuticals, Inc. (a)	6,400	37,888
Inspire Pharmaceuticals, Inc. (a)	8,600	43,774
InterMune, Inc. (a)	6,900	113,298
Invitrogen Corp. (a)	3,100	196,571
Ishares Nasdaq Biotech Index	1,700	125,426
Kos Pharmaceuticals, Inc. (a)	4,700	232,274
Kosan Biosciences, Inc. (a)	4,300	20,769
Lexicon Genetics, Inc. (a)	8,400	31,668
Lifecell Corp. (a)	4,100	132,102
Luminex Corp. (a)	4,300	78,389
Matrixx Initiatives, Inc. (a)	1,200	22,836
Medarex, Inc. (a)	20,100	215,874
Medicines Co. (a)	4,900	110,544
Medimmune, Inc. (a)	7,200	210,312
MGI Pharma, Inc. (a)	8,700	149,727
Millennium Pharmaceuticals, Inc. (a)	16,500	164,175
Monogram Biosciences, Inc. (a)	17,700	27,081
Nabi Biopharmaceuticals (a)	10,600	61,268
Nastech Pharmaceutical, Inc. (a)	2,900	44,254
Neopharm, Inc. (a)	3,400	16,490
Neurocrine Biosciences, Inc. (a)	2,800	30,100
Noven Pharmaceuticals, Inc. (a)	2,600	62,712
NPS Pharmaceuticals, Inc. (a)	5,600	21,336
Nuvelo, Inc. (a)	6,400	116,736
Onyx Pharmaceuticals, Inc. (a)	7,600	131,404
OSI Pharmaceuticals, Inc. (a)	5,800	217,674
Pain Therapeutics, Inc. (a)	4,700	40,514
Penwest Pharmaceuticals Co. (a)	2,700	44,955
Perrigo Co.	12,100	205,337
Pharmion Corp. (a)	4,800	103,440
Pozen, Inc. (a)	4,000	51,440
Progenics Pharmaceuticals, Inc. (a)	3,900	91,494
Qiagen N.V. (a)(b)	11,900	188,496
Renovis, Inc. (a)	4,200	57,792
Rigel Pharmaceuticals, Inc. (a)	3,600	36,972
Salix Pharmaceuticals, Ltd. (a)	6,800	92,208
Sciele Pharmaceuticals, Inc. (a)	5,100	96,084
Seattle Genetics, Inc. (a)	6,400	31,104
Shire Pharmaceuticals Plc. ADR	4,400	217,316
SuperGen, Inc. (a)	7,400	34,484
Tanox, Inc. (a)	8,000	94,560
Techne Corp. (a)	3,500	178,010
Telik, Inc. (a)	7,600	135,204
Teva Pharmaceutical Industries, Ltd. ADR	6,200	211,358
Third Wave Technologies, Inc. (a)	5,700	25,536
Trimeris, Inc. (a)	4,200	36,960
United Therapeutics Corp. (a)	3,500	183,890
Viacell, Inc. (a)	4,800	20,160

TOTAL COMMON STOCK (Proceeds $8,387,432)		8,587,089

TOTAL SECURITIES SOLD SHORT (Proceeds $8,387,432)		$8,587,089

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - REIT - 1 Portfolio

	Shares or
COMMON STOCKS - 64.43%+	Principal Amount	Value

Commercial Services & Supplies - 1.53%+
Corrections Corp. of America (a) ^	9,600	$415,200

Diversified REITs - 0.89%+
One Liberty Properties, Inc. ^	10,800	241,920
		241,920
Health Care REITs - 7.61%+
Cogdell Spencer, Inc. ^	300	6,225
Health Care Property Investors, Inc. ^	4,500	139,725
Health Care REIT, Inc. ^	14,100	564,141
Nationwide Health Properties, Inc. ^	5,300	141,722
Omega Healthcare Investors, Inc. ^	35,900	538,859
Senior Housing Property Trust ^	25,100	535,634
Ventas, Inc. ^	3,500	134,890
		2,061,196
Hotels Restaurants & Leisure - 3.06%+
Host Hotels & Resorts, Inc. ^	19,400	444,842
Marcus Corp. ^	10,800	248,076
Marriott International, Inc. - Class A ^	3,500	135,240
		828,158
Hybrid REITs - 1.10%+
LTC Properties ^	12,300	298,275
		298,275
Industrial - 9.61%+
Alexandria Real Estate Equities, Inc. ^	1,400	131,320
Biomed Realty Trust	21,600	655,344
Duke Realty Corp. ^	11,000	410,850
Highwoods Properties, Inc. ^	7,400	275,354
Mack-Cali Realty Corp. ^	5,100	264,180
Parkway Properties, Inc. ^	800	37,192
PS Business Parks, Inc. ^	4,500	271,350
SL Green Realty Corp. ^	5,000	558,500
		2,604,090
Lodging/Resorts REITs - 6.06%+
Diamondrock Hospitality Co. ^	13,900	230,879
FelCor Lodging Trust, Inc. ^	20,400	409,020
Hersha Hospitality Trust	9,400	90,240
Highland Hospitality Corp. ^	29,900	428,467
LaSalle Hotel Properties ^	4,700	203,698
Supertel Hospitality ^	300	1,998
Winston Hotels, Inc. ^	22,600	278,432
		1,642,734
Mortgage REITs - 6.88%+
Anthracite Capital, Inc. ^	28,700	369,082
Gramercy Capital Corp./New York ^	21,500	542,015
Luminent Mortgage Capital, Inc. ^	26,800	275,772
Municipal Mortgage & Equity, LLC ^	4,900	139,209
North Star Realty Finance Corp. ^	33,700	427,990
Sunset Financial Resources, Inc. ^	12,600	108,864
		1,862,932
Residential REITs - 9.78%+
American Land Lease	10,900	258,875
Avalonbay Communities	3,600	433,440
BRE Properties	6,800	406,164
Camden Property Trust	7,400	562,474
Essex Property Trust, Inc. ^	2,300	279,220
Home Properties, Inc. ^	7,500	428,700
Sun Communities, Inc. ^	8,800	281,248
		2,650,121
Retail REITs - 8.16%+
Acadia Realty Trust ^	11,100	283,050
Amreit ^	18,600	136,338
Cedar Shopping Centers, Inc. ^	10,700	173,019
Forest City Enterprises, Inc. ^	3,800	206,340
Regency Centers Corp. ^	2,200	151,272
Tanger Factory Outlet Center ^	9,100	324,142
Taubman Centers, Inc. ^	12,400	550,808
W.P. Carey & Co. LLC	1,000	27,510
Weingarten Realty Trust	8,300	357,066
		2,209,545
Self Storage REITs - 4.48%+
Public Storage, Inc.	7,000	601,930
Sovran Self Storage, Inc.	11,000	611,050
		1,212,980
Specialty REITs - 5.27%+
Digital Realty Trust, Inc.	21,500	673,380
Entertainment Properties Trust	5,500	271,260
Potlatch Corp.	1,800	66,780
Rayonier Inc.	11,000	415,800
		1,427,220

TOTAL COMMON STOCKS (Cost $16,479,167)		17,454,371
	Shares or
REPURCHASE AGREEMENTS - 28.48%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $7,710,984 (g)^	$7,713,127	7,713,127

TOTAL REPURCHASE AGREEMENTS (Cost $7,713,127)		7,713,127

Total Investments (Cost $24,192,294) - 92.91%+		$25,167,498

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - REIT - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCK
Affordable Residential Communities	12,900.00	$125,001.00
American Campus Communities, Inc.	10,800.00	275,508.00
American Home Mortgage Investment Corp.	1,500.00	52,305.00
Anworth Mortgage Asset Corp.	25,500.00	212,925.00
Apartment Investment & Management Co.	5,000.00	272,050.00
Arbor Realty Trust, Inc.	10,700.00	273,492.00
Ashford Hospitality Trust, Inc.	13,800.00	164,634.00
Brandywine Realty Trust	8,300.00	270,165.00
Capital Lease Funding, Inc.	9,300.00	103,137.00
Capstead Mortgage Corp.	29,200.00	251,996.00
Columbia Equity Trust, Inc.	7,900.00	131,535.00
Cousins Properties, Inc.	3,900.00	133,419.00
Deerfield Triarc Capital Corp.	10,300.00	135,033.00
Education Realty Trust, Inc.	19,600.00	289,296.00
Equity Lifestyle Properties, Inc.	6,000.00	274,260.00
Equity Office Properties Trust	14,400.00	572,544.00
Equity Residential	5,400.00	273,132.00
Extra Space Storage, Inc.	15,400.00	266,574.00
Feldman Mall Properties, Inc.	17,000.00	187,510.00
Fieldstone Investment Corp.	46,600.00	406,818.00
First Industrial Realty Trust	17,700.00	778,800.00
First Potomac Realty Trust	28,800.00	870,336.00
Friedman Billings Ramsey Group	33,600.00	269,808.00
General Growth Properties, Inc.	13,700.00	652,805.00
Gladstone Commercial Corp.	2,000.00	40,200.00
Glenborough Realty Trust, Inc.	20,700.00	532,611.00
Glimcher Realty Trust	16,900.00	418,782.00
Global Signal, Inc.	22,200.00	1,122,876.00
GMH Communities Trust	43,500.00	548,970.00
Healthcare Realty Trust, Inc.	21,700.00	833,497.00
Hilton Hotels Corp.	16,100.00	448,385.00
HomeBanc Corp.	15,700.00	96,555.00
Inland Real Estate Corp.	31,700.00	555,384.00
IStar Financial, Inc.	300.00	12,510.00
JER Investors Trust, Inc.	20,625.00	353,925.00
Kite Realty Group Trust	17,200.00	293,088.00
KKR Financial Corp.	24,100.00	591,414.00
Lexington Corporate Properties Trust	33,400.00	707,412.00
Liberty Property Trust	5,700.00	272,403.00
Mid-America Apartment Communities, Inc.	4,500.00	275,490.00
Mills Corp.	28,000.00	467,880.00
Morgans Hotel Group Co. (a)	10,800.00	135,000.00
MortgageIT Holdings, Inc.	18,600.00	261,888.00
Newcastle Investment Corp.	10,000.00	274,100.00
Plum Creek Timber Co, Inc.	4,000.00	136,160.00
Post Properties, Inc.	5,700.00	270,864.00
Reckson Associates Realty Corp.	9,600.00	410,880.00
Republic Property Trust	13,500.00	148,770.00
Spirit Finance Corp.	25,700.00	298,377.00
Strategic Hotels & Resorts, Inc.	13,200.00	262,416.00
Sunstone Hotel Investors, Inc.	4,500.00	133,740.00
The St. Joe Co.	24,300.00	1,333,341.00
Thornburg Mortgage, Inc.	28,200.00	718,254.00
Trustreet Properties, Inc.	92,600.00	1,158,426.00
U Store It Trust	30,600.00	656,676.00
United Dominion Realty Trust, Inc.	23,100.00	697,620.00
Vornado Realty Trust	2,700.00	294,300.00

TOTAL COMMON STOCK (Proceeds $21,482,002)		22,005,277

TOTAL SECURITIES SOLD SHORT (Proceeds $21,482,002)		$22,005,277

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
September 30, 2006
UFT - Global Hedged Income - 1 Portfolio

	Shares or
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.00%+

Banco BMG S.A., 9.150%, 01/15/2016	1,000,000	$1,008,500
Gazprom International S.A., 7.201%, 02/01/2020	1,000,000	1,048,800
Gazstream S.A., 5.625%, 07/22/2013	919,123	911,035

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,948,105)		2,968,335

FOREIGN GOVERNMENT NOTE/BONDS - 16.20%+

Columbia Republic, 8.125%, 05/21/2024 (c)	1,000,000	1,100,000
Republic of Panama, 7.125%, 01/29/2026 (c)	500,000	523,750
Republic of Philippines, 9.000%, 02/15/2013 (c)	500,000	561,875

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $2,138,073)		2,185,625

SHORT TERM INVESTMENTS - 7.54%+

Standard Bank Flt, 3.356%, 09/15/2011 (e)	500,000	500,000
Standard Bank Plc, 8.012%, 07/29/2049 (e)	500,000	517,069

TOTAL SHORT TERM INVESTMENTS (Cost $1,000,000)		1,017,069

FOREIGN CURRENCY CONTRACTS - 4.69%+
Norwegian Kroner	4,130,270	632,836

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $635,881)		632,836

	Shares or
REPURCHASE AGREEMENTS - 64.94%+	Principle Amount

The Bear Stearns Companies, Inc.,
5.000%, dated 9/29/2006, due 10/2/2006,
repurchase price $8,759,281 (g)^	$8,761,715	8,761,715

TOTAL REPURCHASE AGREEMENTS (Cost $8,761,715)		8,761,715

Total Investments (Cost $15,483,774) - 115.37%+		$15,565,580

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Global Hedged Income - 1 Portfolio

	Shares or
	Principal Amount	Value

FOREIGN CURRENCY CONTRACTS
European Monetary Unit	500,000	$634,027
South African Rand	17,192	2,207

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $638,183)		636,234

TOTAL SECURITIES SOLD SHORT (Proceeds $638,183)		$636,234

ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Investments Long Hedge Forward Contracts
September 30, 2006
UFT - Global Hedged Income - 1 Portfolio
	Shares or
	Notional	Unrealized
	Amount	Appreciation

Brazil Forward Contract
(Underlying Face Amount at Market Value $515,777)	1,185,000	$15,777
Canadian Forward Contract
(Underlying Face Amount at Market Value $498,701)	557,400	-1,024
Indonesian Forward Contract
(Underlying Face Amount at Market Value $493,574)	4,560,000,000	-6,426
Japanese Forward Contract
(Underlying Face Amount at Market Value $989,783)	116,737,560	-13,751

Total Long Hedge Forward Contracts		$-5,423

Schedule of Investments Short Hedge Forward Contracts
September 30, 2006
UFT - Global Hedged Income - 1 Portfolio
	Shares or
	Notional	Unrealized
	Amount	Appreciation

Chile Forward Contract
(Underlying Face Amount at Market Value $505,086)	270,250,000	$-5,086
New Zealand Forward Contracts
(Underlying Face Amount at Market Value $326,119)	500,000	2,601
Mexican Forward Contract
(Underlying Face Amount at Market Value $498,285)	5,479,939	1,715

Total Short Hedge Forward Contracts		$-770

Schedule of Investments
September 30, 2006
UFT - Fixed Income Arbitrage - 1 Portfolio

	Shares or
CORPORATE BONDS - 5.28% +	Principal Amount	Value

Banking - 1.25%+
Shinsei Financial Cayman Ltd., (Acquired 02/16/2006 - 02/21/2006, Cost $195,000)
6.418%, due 07/20/2048 (a)(b)(e)	195,000	$193,670
Washington Group International, Inc., (Acquired 02/27/2006, Cost $299,829)
6.534%, due 03/29/2049 (a)(b)(e)	300,000	294,720
		488,390
Chemicals - 1.03%+
Chemtura Corp., 6.875%, due 06/01/2016	410,000	404,362

Consumer Finance - 0.27%+
General Motors Acceptance Corporation, 6.125%, due 02/01/2007	100,000	99,864

Hotels And Motels - 0.95%+
Harrahs Oper, Inc., 5.625%, due 06/01/2015	190,000	176,608
MGM Mirage, 6.000%, due 10/01/2009	200,000	197,500
		374,108
Independent Power Producers & Energy Traders - 0.26%+
Txu Corp., 6.550%, due 11/15/2034	110,000	103,606

IT Services - 0.37%+
Western Union Co., 5.930%, due 10/01/2016 (Acquired 09/20/2006, Cost $144,945) (b)	145,000	146,193

Non-depository Credit Institutions - 0.58%+
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	79,902
Residential Capital Corp., 6.500%, due 04/17/2013	115,000	116,788
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	31,162
		227,852
Real Estate - 0.25%+
Thornburg Mortgage, Inc., 8.000%, due 05/15/2013 (e)	100,000	98,500

Water Transportation - 0.32%+
Royal Caribbean Cruises Ltd., 7.250%, 06/15/2016	125,000	126,341

TOTAL CORPORATE BONDS (Cost $2,089,350)		2,069,216

ASSET BACKED SECURITIES - 23.00%+
American Airlines Inc., 6.817%, due 05/23/2011	400,000	393,500
Asset Backed Funding Certificates, 8.570%, due 01/25/2035	200,000	190,291
Citigroup Mortgage Loan Trust, 6.350%, due 09/25/2035	150,000	145,185
Countrywide Asset Backed Certificates, 7.620%, due 01/24/2046	500,000	394,755
DVI Receivables Corp, 5.880%, due 09/12/2010	422,209	407,431
DVI Receivables Corp, 5.830%, due 03/14/2011	1,817,176	1,544,600
Encore Credit Receivables Trust, 7.820%, due 01/25/2036	250,000	225,397
Equity One ABS, Inc., 5.910%, due 02/25/2033	42,433	41,603
FBR Securitization Trust, 7.570%, due 11/25/2035	146,153	144,248
First Franklin Mortgage., 8.820%, due 10/25/2034	75,000	70,940
GE-WMC Mortgage Securities LLC, 8.070%, due 10/25/2035	450,000	442,382
JPMAC, 7.320%, due 07/25/2036	500,000	419,350
Merit Securities Corp., 8.380%, due 12/28/2033	400,462	428,607
Merrill Lynch Mortgage Investors, 9.320%, due 06/25/2034	300,000	300,601
Morgan Stanley, 7.220%, due 05/25/2033	500,000	501,805
Nationstar Home Equity Loan Trust, 7.830%, due 09/25/2036	155,000	137,417
New Century Home Equity Loan Trust, 9.070%, due 07/25/2035	625,000	576,175
Nomura Home Equity Loan Trust, 7.820%, due 03/25/2036	250,000	221,860
Option One Mortgage Loan Trust, 7.820%, due 01/25/2036	150,000	143,352
Residential Asset Securities Corp., 6.210%, due 03/25/2035	500,000	475,462
Residential Asset Securities Corp., 8.320%, due 09/25/2035	200,000	184,612
Structured Asset Investment Loan Trust , 7.820%, due 05/25/2035	80,000	75,148
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035	150,000	140,522
Structured Asset Investment Loan Trust, 7.820%, due 08/25/2035	168,000	156,443
Structured Asset Investment Loan Trust, 5.850%, due 07/25/2035	349,000	325,764
Structured Asset Securities Corp, 7.820%, due 01/25/2035	400,000	372,394
Structured Asset Securities Corp, 7.820%, due 03/25/2035	150,000	146,097
United AirLines, Inc., 6.201%, due 09/01/2008	148,319	148,319
Wells Fargo Home Equity Trust, 8.320%, due 05/25/2034	250,000	247,584

TOTAL ASSET BACKED SECURITIES (Cost $8,880,924)		9,001,844

MORTGAGE BACKED SECURITIES - 23.30%+
Countrywide Alternative Loan Trust, Inc. 7.120%, due 02/25/2036	175,000	142,695
Fannie Mae Strip, 4.500%, due 10/01/2033	308,632	68,824
Fannie Mae Strip, 5.000%, due 01/01/2035	156,356	35,850
Fannie Mae Strip, 5.000%, due 02/01/2035	565,430	128,826
Fannie Mae Strip, 5.000%, due 03/01/2035	4,240,151	1,020,513
Fannie Mae Strip, 5.000%, due 04/01/2036	1,511,849	363,757
Fannie Mae Strip, 5.000%, due 07/01/2033	1,225,463	286,644
Fannie Mae Strip, 5.000%, due 07/25/2034	732,435	178,417
Fannie Mae Strip, 5.000%, due 08/01/2035	13,727,947	3,346,187
Fannie Mae Strip, 5.500%, due 12/01/2033	1,075,725	254,637
Fannie Mae Strip, 5.500%, due 12/01/2034	8,251,435	1,970,888
Fannie Mae Strip, 6.000%, due 03/01/2033	1,508,949	348,043
Fannie Mae Strip, 6.000%, due 12/01/2034	179,490	38,887
Freddie Mac Strip, 5.000%, due 02/15/2020	235,566	44,559
Freddie Mac Strip, 5.000%, due 02/15/2020	156,968	28,974
Freddie Mac Strip, 5.000%, due 04/15/2020	165,397	31,472
Freddie Mac Strip, 5.000%, due 08/01/2035	591,498	144,178
Freddie Mac Strip, 5.000%, due 12/01/2034	989,327	241,303
Lehman XS Trust, 7.070%, due 11/25/2035	150,000	148,576
Lehman XS Trust, 7.385%, due 06/25/2046	190,000	160,550
Ramp Series Trust 7.830%, due 10/25/2036	115,000	100,420
Terwin Mortgage Trust, 0.200%, due 03/25/2037	421,621	36,247

TOTAL MORTGAGE BACKED SECURITIES (Cost $9,532,131)		9,120,447

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.94%+
Asset Backed Funding Corp., 6.000%, due 07/26/2035	94,708	94,729
Asset Backed Funding Certificates, 8.320%, due 06/25/2035	200,000	186,652
Asset Backed Securities Corp., 5.250%, due 06/27/2035	119,561	119,466
Asset Backed Security Corp., 7.820%, due 06/25/2035	125,000	115,218
Asset Backed Security Corp., 5.050%, due 08/27/2035	86,916	86,294
Bear Stearns Asset Backed Securities, 5.250%, due 08/25/2034	126,217	125,923
FBR Securitization Trust, 7.320%, due 10/25/2035	231,753	222,918
First Franklin Mortgage Loan, 8.820%, due 03/25/2035	150,000	144,583
First Franklin Mortgage Loan, 8.820%, due 12/25/2034	30,000	27,753
First Franklin Mortgage Loan, 8.320%, due 07/25/2035	150,000	136,409
Fremont Nim Trust, 3.750%, due 01/25/2035	18,650	18,578
Home Equity Asset Trust, 5.500%, due 08/27/2035	86,989	86,659
Home Equity Asset Trust, 5.250%, due 09/27/2035	298,345	296,937
Home Equity Asset Trust, 6.500%, due 02/27/2036	97,420	97,171
HSI Asset Securitization Corp. Trust, 7.320%, due 01/25/2036	436,000	398,363
Indymac Manufactured Housing, 6.640%, due 12/25/2027	260,681	253,949
JP Morgan Mortgage Acquisition, 8.320%, due 06/25/2035	125,000	111,240
JP Morgan Mortgage Acquisition, 8.320%, due 07/25/2035	250,000	232,265
Lehman XS Trust, 7.000%, due 11/28/2035	59,093	59,347
Masters ABS Nim Trust, 4.750%, due 05/26/2035	16,289	16,173
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036	123,564	122,870
SASC, 7.830%, due 09/25/2036	400,000	358,688
Sharps SP I LLC, 5.000%, due 05/25/2035	218,283	217,922
Soundview Home Equity Loan, 5.500%, due 11/25/2033	60,000	56,714
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035	88,146	88,016
Structured Asset Investment Loan Trust, 7.820%, due 04/25/2035	370,000	347,862
Structured Asset Investment Loan Trust, 7.820%, due 07/25/2035	250,000	231,248
Structured Asset Investment Loan Trust, 7.820%, due 09/25/2035	150,000	149,021
Structured Asset Securities, 7.820%, due 07/25/2035	250,000	218,592
Structured Asset Securities, 4.500%, due 08/25/2035	454,522	446,594
Terwin Mortgage Trust, 8.320%, due 03/25/2037	400,000	388,736

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,308,104)		5,456,890

U.S. TREASURY OBLIGATIONS - 11.76%+
U.S. Treasury Notes, 3.500%, due 01/15/2011	1,277,595	1,338,181
U.S. Treasury Notes, 2.375%, due 04/15/2011	3,262,870	3,266,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,603,446)		4,604,494

SHORT TERM INVESTMENTS - 6.76%+
Federal National Mortgage Association Discount Note, 5.250%, due 03/30/2007	119,000	116,012
Federal Home Loan Mortgage Corp. Discount Note, 5.293%, due 01/16/2007	50,000	49,255
Federal Home Loan Mortgage Corp. Discount Note, 5.196%, due 02/06/2007	175,000	171,882
Federal Home Loan Mortgage Corp. Discount Note, 4.985%, due 11/07/2006	865,000	860,568
Federal Home Loan Mortgage Corp. Discount Note, 1.400%, due 12/12/2006	1,465,000	1,450,381

TOTAL SHORT TERM INVESTMENTS (Cost $2,647,450)		2,648,098

PURCHASED OPTIONS - 0.06%+	Contracts
OEZ7
Expiration: December, 2006, Exercise Price: $95.000	35	24,937
EDZ6
Expiration: October, 2006, Exercise Price: $94.380	15	94

TOTAL PURCHASED OPTIONS (Cost $28,305)		25,031

	Shares or
	Principal Amount
REPURCHASE AGREEMENTS - 15.61%+
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $6,107,624 (g)^	$6,109,321	6,109,321

TOTAL REPURCHASE AGREEMENTS (Cost $6,109,321)		6,109,321

Total Investments (Cost $39,199,031) - 99.71%+		$39,035,341

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Fixed Income Arbitrage - 1 Portfolio

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS
U.S. Treasury Notes, 3.500%, due 01/15/2011	1,262,778	$1,322,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,330,899)		1,322,661

TOTAL SECURITIES SOLD SHORT (Cost $1,330,899)		$1,322,661

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
September 30, 2006
UFT - Fixed Income Arbitrage - 1 Portfolio

	Contracts	Value

CALL OPTIONS
2EZ8
Expiration: December 2006, Exercise Price: $95.00	35	$20,562

TOTAL CALL OPTIONS (Premiums received $24,574)		20,562

Chemicals - 1.03%+
OEZ7
Expiration: October 2006, Exercise Price: $94.50	15	$94

TOTAL PUT OPTIONS (Premiums received $896)		94

TOTAL OPTIONS WRITTEN (Premiums received $25,470)		$20,656

Schedule of Futures Contracts
September 30, 2006
UFT - Fixed Imcome Arbitrage -1 Portfolio
		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $4,969,913)	21	(4,900)
Eurodollar 90 Day Futures Contract, Expiring March 2007
(Underlying Face Amount at Market Value $2,607,688)	11	(8,497)
Eurodollar 90 Day Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $949,850)	4	(762)
Eurodollar 90 Day Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $3,329,375)	14	(2,382)
Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $3,332,350)	14	993
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $3,333,225)	14	2,143
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $3,332,700)	14	2,443
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $3,331,650)	14	2,343
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $3,330,250)	14	2,343
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $3,329,200)	14	1,993
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $3,565,688)	15	1,515
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $2,376,250)	10	1,331
Eurodollar 90 Day Futures Contract, Expiring June 2010
(Underlying Face Amount at Market Value $474,700)	2	1,132
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $237,275)	1	(28)
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $948,700)	4	(963)
U.S. Treasury Bond Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $3,484,594)	31	44,938
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $19,343,188)	179	203,257

TOTAL FUTURE CONTRACTS PURCHASED		$246,899

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Euro-Bond Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $2,995,143)	20	$12,669
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $1,187,563)	5	(5,116)
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $1,187,188)	5	(4,979)
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $14,928,500)	73	(36,622)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $2,532,375)	24	(8,027)

TOTAL SHORT FUTURE CONTRACTS		$(42,076)

TOTAL FUTURE CONTRACTS		$204,823

Schedule of Swap Contracts
September 30, 2006
UFT - Fixed Imcome Arbitrage - 1 Portfolio
	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,070,500)	1,000,000	$70,500
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $16,135,058)	16,000,000	226,136
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $25,083,427)	(25,000,000)	(83,427)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,023,125)	(1,000,000)	(33,125)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,025,625)	1,000,000	18,054
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,336,000)	14,400,000	729,000
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $1,006,896)	1,000,000	6,896
Goldman Interest Rate Swap
(Underlying Face Amount at Market Value $10,014,443)	10,000,000	14,443
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $37,470,631)	37,500,000	35,981
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $48,004,032)	(48,000,000)	(84,188)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $1,001,343)	1,000,000	1,566
Lehman Interest Rate Swap
(Underlying Face Amount at Market Value $54,777,551)	(55,000,000)	222,449
Louisana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,009,609)	(1,000,000)	(9,609)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,009,686)	1,000,000	9,686
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,014,686)	(1,000,000)	(14,686)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,009,033)	(1,000,000)	(9,033)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,051,941)	(1,000,000)	(51,941)

TOTAL SWAP CONTRACTS		$1,048,701

Schedule of Investments
September 30, 2006
UFT - Long/Short Equity - Momentum - 1 Portfolio

	Shares or
COMMON STOCKS - 95.94%+	Principal Amount	Value

Air Freight & Logistics - 2.42%+
C.H. Robinson Worldwide, Inc. ^	7,800	$347,724
Expeditors International Washington, Inc. ^	7,000	312,060
		659,784
Airlines - 1.05%+
AMR Corp. ^	12,400	286,936

Beverages - 1.32%+
Brown-Forman Corp. - Class B ^	4,700	360,255

Biotechnology - 1.24%+
Celgene Corp. (a)^	7,800	337,740

Capital Markets - 3.88%+
BlackRock, Inc. ^	2,500	372,500
Investment Technology Group, Inc. (a)^	6,300	281,925
Nuveen Investments, Inc. ^	7,900	404,717
		1,059,142
Chemicals - 2.66%+
Ecolab, Inc. ^	8,900	381,098
Hercules, Inc. (a)^	21,900	345,363
		726,461
Commercial Services & Supplies - 4.66%+
ITT Educational Services, Inc. (a)^	5,200	344,760
Monster Worldwide, Inc. (a)^	6,500	235,235
Sotheby's Holdings ^	10,700	344,968
Stericycle, Inc. (a)^	5,000	348,950
		1,273,913
Computers & Peripherals - 1.24%+
Western Digital Corp. (a)^	18,700	338,470

Construction & Engineering - 1.07%+
Fluor Corp. ^	3,800	292,182

Consumer Finance - 1.72%+
The First Marblehead Corporation ^	6,800	470,968

Diversified Financial Services - 1.40%+
Chicago Mercantile Exchange Holdings, Inc. ^	800	382,600

Electrical Equipment - 1.04%+
Rockwell Automation, Inc. ^	4,900	284,690

Electronic Equipment & Instruments - 2.69%+
Amphenol Corp. ^	6,000	371,580
Trimble Navigation Ltd. (a)^	7,700	362,516
		734,096
Energy Equipment & Services - 5.10%+
Diamond Offshore Drilling ^	4,300	311,191
FMC Technologies, Inc. (a)^	5,200	279,240
Oceaneering International, Inc. (a)^	7,000	215,600
Smith International, Inc. ^	8,500	329,800
Tetra Technologies, Inc. (a)^	10,600	256,096
		1,391,927
Health Care Equipment & Supplies - 3.78%+
C.R. Bard, Inc. ^	4,400	330,000
Idexx Laboratories, Inc. (a)^	4,300	391,902
Resmed, Inc. (a)^	7,700	309,925
		1,031,827
Health Care Providers & Services - 4.93%+
Manor Care, Inc. ^	7,100	371,188
Pharmaceutical Product Development, Inc. ^	9,400	335,486
Quest Diagnostics ^	5,600	342,496
Sierra Health Services, Inc. (a)^	7,900	298,936
		1,348,106
Hospital And Medical Service Plans - 0.93%+
WellCare Health Plans, Inc. (a)^	4,500	254,835

Hotels Restaurants & Leisure - 5.97%+
Choice Hotels International, Inc. ^	6,300	257,670
Hilton Hotels Corp. ^	12,400	345,340
International Game Technology ^	9,000	373,500
Las Vegas Sands Corp. (a)^	5,000	341,750
Wynn Resorts Ltd. (a)^	4,600	312,846
		1,631,106
Industrial Conglomerates - 1.11%+
Carlisle Cos, Inc. ^	3,600	302,760

Insurance - 1.40%+
Loews Corp. - Carolina Group ^	6,900	382,191

Internet & Catalog Retail - 1.32%+
Nutri Systems, Inc (a)^	5,800	361,282

Internet Software & Services - 1.98%+
Akamai Technologies, Inc. (a)^	10,800	539,892

IT Services - 3.86%+
Alliance Data Systems Corp. (a)^	6,000	331,140
Cognizant Technology Solutions Corp. (a)^	5,500	407,330
CSG Systems International (a)^	12,000	317,160
		1,055,630
Life Science Tools & Services - 1.43%+
Covance, Inc. (a)^	5,900	391,642

Machinery - 2.16%+
Joy Global, Inc. ^	6,800	255,748
Paccar, Inc. ^	5,850	333,567
		589,315
Media - 1.21%+
Warner Music Group Corp. ^	12,700	329,565

Metals & Mining - 4.58%+
Allegheny Technologies, Inc. ^	5,500	342,045
Consol Energy, Inc. ^	8,600	272,878
Peabody Energy Corp. ^	6,500	239,070
Southern Copper Corp. ^	4,300	397,750
		1,251,743
Multiline Retail - 2.58%+
JC Penney Co. Inc. ^	4,500	307,755
Kohl's Corp. (a)^	6,100	396,012
		703,767
Multi-Utilities & Unregulated Power - 1.32%+
The AES Corp. (a)^	17,700	360,903

Oil & Gas - 2.94%+
Denbury Resources, Inc. (a)^	11,300	326,570
Frontier Oil Corp. ^	8,600	228,588
Holly Corp. ^	5,700	246,981
		802,139
Pharmaceutical Preparations - 1.03%+
Amylin Pharmaceuticals, Inc. (a)^	6,400	282,048

Real Estate - 6.62%+
CB Richard Ellis Group, Inc. (a)^	14,100	346,860
Essex Property Trust, Inc. ^	3,000	364,200
Forest City Enterprises, Inc. ^	6,900	374,670
Taubman Centers, Inc. ^	8,000	355,360
United Dominion Realty Trust, Inc. ^	12,200	368,440
		1,809,530
Real Estate Management & Development - 1.13%+
Jones Lang LaSalle, Inc. ^	3,600	307,728

Semiconductor & Semiconductor Equipment - 4.27%+
Lam Research Corp. (a)^	7,500	339,975
MEMC Electronic Materials, Inc. (a)^	10,100	369,963
Nvidia Corp. (a)^	15,400	455,686
		1,165,624
Software - 3.26%+
BMC Software, Inc. (a)^	9,600	261,312
Citrix Systems, Inc. (a)^	9,200	333,132
Transaction Systems Architects, Inc. (a)^	8,600	295,152
		889,596
Specialty Retail - 3.90%+
American Eagle Outfitters ^	10,100	442,683
Limited Brands ^	12,000	317,880
Office Depot, Inc. (a)	7,700	305,690
		1,066,253
Trading Companies & Distributors - 1.19%+
Fastenal Co.	8,400	323,988

Wireless Telecommunication Services - 1.55%+
NII Holdings, Inc. (a)	6,800	422,688

TOTAL COMMON STOCKS (Cost $22,820,418)		26,203,322
	Shares or
REPURCHASE AGREEMENTS - 2.98%+	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $819,999 (g)^	$820,227	820,227

TOTAL REPURCHASE AGREEMENTS (Cost $820,227)		820,227

Total Investments (Cost $23,640,645) - 98.92%+		$27,023,549

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of September 30, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
September 30, 2006
UFT - Long/Short Equity - Momentum - 1 Portfolio

	Shares or
	Principal Amount	Value

COMMON STOCKS
Abraxis Bioscience, Inc. (a)	13,700	$380,586
Adtran, Inc.	14,900	355,216
Advance Auto Parts, Inc.	10,500	345,870
Altera Corp. (a)	16,700	306,946
Amazon.Com, Inc. (a)	10,800	346,896
Analog Devices, Inc.	9,100	267,449
Apollo Group, Inc. (a)	6,300	310,212
Applebees International, Inc.	16,000	344,160
Aqua America, Inc.	16,700	366,398
Ball Corp.	10,000	404,500
Bed Bath & Beyond, Inc. (a)	10,100	386,426
Biomet, Inc.	9,300	299,367
Boston Scientific Corp. (a)	18,300	270,657
Cablevision Systems Corp.	18,000	408,780
CBRL Group, Inc.	8,600	347,698
Cheniere Energy, Inc. (a)	9,300	276,303
Chico's FAS, Inc. (a)	12,500	269,125
Citizens Communications Co.	20,500	287,820
Coach, Inc. (a)	9,800	337,120
Crown Holdings, Inc. (a)	22,600	420,360
Deluxe Corp.	17,000	290,700
Donaldson Co, Inc.	11,200	413,280
Dow Jones & Co, Inc.	9,900	332,046
Electronic Arts, Inc. (a)	8,000	445,440
EOG Resources, Inc.	5,700	370,785
Equifax, Inc.	7,800	286,338
Equitable Resources, Inc.	11,200	391,776
Federated Investors, Inc.	10,500	355,005
Florida Rock Industries, Inc.	7,600	294,196
General Growth Properties, Inc.	5,600	266,840
H&R Block, Inc.	15,100	328,274
HNI Corp.	7,100	295,218
ImClone Systems, Inc. (a)	8,900	252,048
Jack Henry & Associates, Inc.	17,500	380,975
JB Hunt Transport Services, Inc.	13,600	282,472
Linear Technology Corp.	10,500	326,760
Massey Energy Co.	10,300	215,682
Maxim Integrated Products, Inc.	8,000	224,560
McAfee, Inc. (a)	15,300	374,238
Medicis Pharmaceutical Corp.	11,800	381,730
Medimmune, Inc. (a)	12,400	362,204
Meredith Corp.	5,500	271,315
Nalco Holding Company (a)	21,100	390,772
National Semiconductor Corp.	12,600	296,478
NAVTEQ Corp. (a)	11,500	300,265
Noble Corp. (b)	3,800	243,884
Owens-Illinois, Inc. (a)	20,200	311,484
Parametric Technology Corp. (a)	21,000	366,660
Patterson-UTI Energy, Inc.	11,400	270,864
PDL Biopharma, Inc. (a)	19,000	364,800
Quicksilver Resources, Inc. (a)	10,800	344,520
RadioShack Corp.	14,400	277,920
The Reader's Digest Association, Inc.	25,500	330,480
Ross Stores, Inc.	13,300	337,953
Salesforce.com, Inc. (a)	12,600	452,088
Sara Lee Corp.	20,600	331,042
Sepracor, Inc. (a)	7,100	343,924
SLM Corp.	6,800	353,464
St Jude Medical, Inc. (a)	10,500	370,545
Sunoco, Inc.	5,700	354,483
TCF Financial Corp.	13,300	349,657
TD Ameritrade Holding Corp.	22,800	429,780
Timberland Co. (a)	11,300	325,101
TJX Cos, Inc.	15,600	437,268
Total System Services, Inc.	18,900	431,487
Tractor Supply Co. (a)	6,300	304,038
Tupperware Brands Corp.	14,400	280,224
Urban Outfitters, Inc. (a)	20,000	353,800
Valassis Communications, Inc. (a)	12,900	227,685
Valeant Pharmaceuticals International	19,800	391,644
Waddell & Reed Financial, Inc.	14,900	368,775
Weight Watchers International, Inc.	8,200	363,588
Westamerica Bancorporation	6,700	338,417
Whole Foods Market, Inc.	5,500	326,865
Williams-Sonoma, Inc.	8,900	288,271
Wm. Wrigley Jr. Co.	8,100	373,086
Zimmer Holdings, Inc. (a)	4,900	330,750

TOTAL COMMON STOCK SOLD (Proceeds $25,916,568)		25,835,833

TOTAL SECURITIES SOLD SHORT (Proceeds $25,916,568)		$25,835,833

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of September 30, 2006, bond is not callable.
(e) Restricted

The cost basis of investments for federal income tax purposes at September 30, 2006, was as follows*:

Cost of investments	$311,736,161

Gross unrealized appreciation	32,362,460
Gross unrealized depreciation	(22,868,163)
Net unrealized appreciation	$9,494,297

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds

By (Signature and Title) _/s/ Lee Schultheis
Lee Schultheis, President

Date 11/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lee Schultheis
Lee Schultheis, President

Date 11/27/06

By (Signature and Title)* /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date 11/27/06